AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON OCTOBER 11, 2000

                                                       REGISTRATION NO. 33-49685
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                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549
                       ---------------------------------

                         POST-EFFECTIVE AMENDMENT NO. 7
                                       TO
                                    FORM S-6

                       ---------------------------------

                   FOR REGISTRATION UNDER THE SECURITIES ACT
                    OF 1933 OF SECURITIES OF UNIT INVESTMENT
                        TRUSTS REGISTERED ON FORM N-8B-2

                       ---------------------------------

A. EXACT NAME OF TRUST:

                        MUNICIPAL INVESTMENT TRUST FUND
                             MULTISTATE SERIES--40
                              DEFINED ASSET FUNDS

B. NAMES OF DEPOSITORS:

               MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED
                           SALOMON SMITH BARNEY INC.
                       PRUDENTIAL SECURITIES INCORPORATED
                            PAINEWEBBER INCORPORATED
                           DEAN WITTER REYNOLDS INC.

C. COMPLETE ADDRESSES OF DEPOSITORS' PRINCIPAL EXECUTIVE OFFICES:

 MERRILL LYNCH, PIERCE,                               SALOMON SMITH BARNEY INC.
     FENNER & SMITH                                         388 GREENWICH
      INCORPORATED                                       STREET--23RD FLOOR
   DEFINED ASSET FUNDS                                   NEW YORK, NY 10013
  POST OFFICE BOX 9051
PRINCETON, NJ 08543-9051

  PRUDENTIAL SECURITIES    PAINEWEBBER INCORPORATED   DEAN WITTER REYNOLDS INC.
      INCORPORATED            1285 AVENUE OF THE           TWO WORLD TRADE
   ONE NEW YORK PLAZA              AMERICAS              CENTER--59TH FLOOR
   NEW YORK, NY 10292         NEW YORK, NY 10019         NEW YORK, NY 10048

D. NAMES AND COMPLETE ADDRESSES OF AGENTS FOR SERVICE:

  TERESA KONCICK, ESQ.         ROBERT E. HOLLEY           MICHAEL KOCHMANN
      P.O. BOX 9051            1200 HARBOR BLVD.          388 GREENWICH ST.
PRINCETON, NJ 08543-9051      WEEHAWKEN, NJ 07087        NEW YORK, NY 10013
   LEE B. SPENCER, JR.            COPIES TO:             DOUGLAS LOWE, ESQ.
   ONE NEW YORK PLAZA       PIERRE DE SAINT PHALLE,   DEAN WITTER REYNOLDS INC.
   NEW YORK, NY 10292                ESQ.                  TWO WORLD TRADE
                             450 LEXINGTON AVENUE        CENTER--59TH FLOOR
                              NEW YORK, NY 10017         NEW YORK, NY 10048

The issuer has registered an indefinite number of Units under the Securities Act of 1933 pursuant to Rule 24f-2 and filed the Rule 24f-2 Notice for the most recent fiscal year on March 15, 2000.

Check box if it is proposed that this filing will become effective on October 20, 2000 pursuant to paragraph (b) of Rule 485. /X/
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                           DEFINED ASSET FUNDS-REGISTERED TRADEMARK-
                           ----------------------------------------------------

                           MUNICIPAL INVESTMENT TRUST FUND
                           MULTISTATE SERIES--40
                           (A UNIT INVESTMENT TRUST)

                           - MARYLAND, MICHIGAN, NEW JERSEY AND PENNSYLVANIA PORTFOLIOS
                           -  PORTFOLIOS OF LONG-TERM MUNICIPAL BONDS
                           -  DESIGNED TO BE FREE OF REGULAR FEDERAL INCOME TAX
                           -  EXEMPT FROM SOME STATE TAXES
                           -  MONTHLY DISTRIBUTIONS

SPONSORS:
MERRILL LYNCH,
PIERCE, FENNER & SMITH
INCORPORATED               -----------------------------------------------------
SALOMON SMITH BARNEY INC.  The Securities and Exchange Commission has not
PRUDENTIAL SECURITIES      approved or disapproved these Securities or passed
INCORPORATED               upon the adequacy of this prospectus. Any
PAINEWEBBER INCORPORATED   representation to the contrary is a criminal offense.
DEAN WITTER REYNOLDS INC.  Prospectus dated October 20, 2000.

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Defined Asset Funds-Registered Trademark-
Defined Asset Funds-Registered Trademark- is America's oldest and largest family of unit investment trusts, with over $160 billion sponsored over the last 28 years. Defined Asset Funds has been a leader in unit investment trust research and product innovation. Our family of Funds helps investors work toward their financial goals with a full range of quality investments, including municipal, corporate and government bond portfolios, as well as domestic and international equity portfolios.

Defined Asset Funds offer a number of advantages:
   - A Disciplined strategy of buying and holding with a long-term view is the cornerstone of Defined Asset Funds.
   - Fixed portfolio: Defined Funds follow a buy and hold investment strategy; funds are not managed and portfolio changes are limited.
   - Defined Portfolios: We choose the stocks and bonds in advance, so you know what you're investing in.
   - Professional research: Our dedicated research team seeks out stocks or bonds appropriate for a particular fund's objectives.
   - Ongoing supervision: We monitor each portfolio on an ongoing basis.

No matter what your investment goals, tolerance for risk or time horizon, there's probably a Defined Asset Fund that suits your investment style. Your financial professional can help you select a Defined Asset Fund that works best for your investment portfolio.

THE FINANCIAL INFORMATION IN THIS PROSPECTUS IS AS OF JUNE 30, 2000, THE EVALUATION DATE.

CONTENTS

                                                    PAGE
                                                    ----
Maryland Portfolio--
  Risk/Return Summary.............................    3
Michigan Insured Portfolio--
  Risk/Return Summary.............................    6
New Jersey Insured Portfolio--
  Risk/Return Summary.............................    9
Pennsylvania Insured Portfolio--
  Risk/Return Summary.............................   12
What You Can Expect From Your Investment..........   16
  Monthly Income..................................   16
  Return Figures..................................   16
  Records and Reports.............................   16
The Risks You Face................................   17
  Interest Rate Risk..............................   17
  Call Risk.......................................   17
  Reduced Diversification Risk....................   17
  Liquidity Risk..................................   17
  Concentration Risk..............................   17
  State Concentration Risk........................   19
  Bond Quality Risk...............................   21
  Insurance Related Risk..........................   21
  Litigation and Legislation Risks................   21
Selling or Exchanging Units.......................   21
  Sponsors' Secondary Market......................   21
  Selling Units to the Trustee....................   22
  Exchange Option.................................   22
How The Fund Works................................   23
  Pricing.........................................   23
  Evaluations.....................................   23
  Income..........................................   23
  Expenses........................................   23
  Portfolio Changes...............................   24
  Fund Termination................................   24
  Certificates....................................   24
  Trust Indenture.................................   24
  Legal Opinion...................................   25
  Auditors........................................   25
  Sponsors........................................   26
  Trustee.........................................   26
  Underwriters' and Sponsors' Profits.............   26
  Public Distribution.............................   26
  Code of Ethics..................................   26
  Year 2000 Issues................................   27
Taxes.............................................   27
Supplemental Information..........................   29
Financial Statements..............................  D-1

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MARYLAND PORTFOLIO--RISK/RETURN SUMMARY

 1. WHAT IS THE FUND'S OBJECTIVE?
   The Fund seeks interest income that is exempt from regular federal income taxes and some state and local taxes by investing in a fixed portfolio consisting primarily of long term municipal revenue bonds.

 2. WHAT ARE MUNICIPAL REVENUE BONDS?
   Municipal revenue bonds are bonds issued by states, municipalities and public authorities to finance the cost of buying, building or improving various projects intended to generate revenue, such as airports, health care facilities, housing and municipal electric, water and sewer utilities. Generally, payments on these bonds depend solely on the revenues generated by the projects, excise taxes or state appropriations, and are not backed by the government's taxing power.

 3. WHAT IS THE FUND'S INVESTMENT STRATEGY?
 - The Fund plans to hold to maturity 7 long-term tax-exempt municipal bonds with an aggregate face amount of $3,105,000.

 - The Fund is a unit investment trust which means that, unlike a mutual fund, the Portfolio is not managed.

 - When the bonds were initially deposited they were rated A or better by Standard & Poor's, Moody's or Fitch. THE QUALITY OF THE BONDS MAY CURRENTLY BE LOWER.

 - Many of the bonds can be called at a premium declining over time to par value. Some bonds may be called earlier at par for extraordinary reasons.

   The Portfolio consists of municipal bonds of the following types:

                                                    APPROXIMATE
                                                     PORTFOLIO
                                                    PERCENTAGE
/ /General Obligation                                     10%
/ /Hospitals/Health Care                                  45%
/ /Lease Rental                                           14%
/ /Miscellaneous                                          16%
/ /Solid Waste Disposal                                   15%

 4. WHAT ARE THE SIGNIFICANT RISKS?
   YOU CAN LOSE MONEY BY INVESTING IN THE FUND. THIS CAN HAPPEN FOR VARIOUS REASONS, INCLUDING:

 - Rising interest rates, an issuer's worsening financial condition or a drop in bond ratings can reduce the price of your units.

 - Because the Fund is concentrated in hospital/health care bonds, adverse developments in this sector may affect the value of your units.

 - Assuming no changes in interest rates, when you sell your units, they will generally be worth less than your cost because your cost included a sales fee.

 - The Fund will receive early returns of principal if bonds are called or sold before they mature. If this happens your income will decline and you may not be able to reinvest the money you receive at as high a yield or as long a maturity.

   ALSO, THE PORTFOLIO IS CONCENTRATED IN BONDS OF MARYLAND SO IT IS LESS DIVERSIFIED THAN A NATIONAL FUND AND IS SUBJECT TO RISKS PARTICULAR TO MARYLAND WHICH ARE BRIEFLY DESCRIBED UNDER STATE CONCENTRATION RISKS LATER IN THIS PROSPECTUS.

 5. IS THIS FUND APPROPRIATE FOR YOU?
   Yes, if you want federally tax-free income. You will benefit from a professionally selected and supervised portfolio whose risk is reduced by investing in bonds of several different issuers.

   The Fund is NOT appropriate for you if you want a speculative investment that changes to take advantage of market movements, if you do not want a tax-advantaged investment or if you cannot tolerate any risk.

                               DEFINING YOUR INCOME

What You May Expect (Payable on the 25th day of
the month to holders of record on the 10th day of
the month):
Regular Monthly Income per unit                     $4.34
Annual Income per unit:                             $52.08
THESE FIGURES ARE ESTIMATES DETERMINED ON THE EVALUATION
DAY; ACTUAL PAYMENTS MAY VARY.

 6. WHAT ARE THE FUND'S FEES AND EXPENSES?
   This table shows the costs and expenses you may pay, directly or indirectly, when you invest in the Fund.

INVESTOR FEES
Maximum Sales Fee (Load) on new
purchases (as a percentage of
$1,000 invested)                                    2.90%

   Employees of some of the Sponsors and their affiliates may be charged a reduced sales fee of no less than $5.00 per unit.
   The maximum sales fee is reduced if you invest at least $100,000, as follows:

                                                    YOUR MAXIMUM
                                                     SALES FEE
                  IF YOU INVEST:                      WILL BE:
                  --------------                    ------------
Less than $100,000                                        2.90%
$100,000 to $249,999                                      2.65%
$250,000 to $499,999                                      2.40%
$500,000 to $999,999                                      2.15%
$1,000,000 and over                                       1.90%
Maximum Exchange Fee                                      1.90%

   ESTIMATED ANNUAL FUND OPERATING EXPENSES

                                                     AMOUNT
                                                    PER UNIT
                                                    --------
Trustee's Fee                                        $0.70
Portfolio Supervision,
 Bookkeeping and
 Administrative Fees
 (including updating
 expenses)                                           $0.49
Evaluator's Fee                                      $0.30
Other Operating Expenses                             $0.49
                                                     -----
TOTAL                                                $1.98

   The Sponsors historically paid updating expenses.

 7. HOW HAVE SIMILAR FUNDS PERFORMED IN THE PAST?
   IN THE FOLLOWING CHART WE SHOW PAST PERFORMANCE OF PRIOR MARYLAND PORTFOLIOS, WHICH HAD INVESTMENT OBJECTIVES, STRATEGIES AND TYPES OF BONDS SUBSTANTIALLY SIMILAR TO THIS FUND. THESE PRIOR SERIES DIFFERED IN THAT THEY CHARGED A HIGHER SALES FEE. These prior Maryland Series were offered between after 1987 and were outstanding on June 30, 2000. OF COURSE, PAST PERFORMANCE OF PRIOR SERIES IS NO GUARANTEE OF FUTURE RESULTS OF THIS FUND.

   AVERAGE ANNUAL COMPOUND TOTAL RETURNS
                    FOR PRIOR SERIES
    REFLECTING ALL EXPENSES. FOR PERIODS ENDED 6/30/00.

               WITH SALES FEE          NO SALES FEE
               1 YEAR     5 YEARS     1 YEAR     5 YEARS
--------------------------------------------------------
High               2.70%   5.19%          3.73%   6.37%
Average            0.21    3.94           2.05    4.94
Low               -4.52    2.88          -1.82    3.88
--------------------------------------------------------
Average
Sales fee          1.86%   4.98%
--------------------------------------------------------

NOTE: ALL RETURNS REPRESENT CHANGES IN UNIT PRICE WITH DISTRIBUTIONS REINVESTED INTO THE MUNICIPAL FUND INVESTMENT ACCUMULATION PROGRAM.

 8. IS THE FUND MANAGED?
   Unlike a mutual fund, the Fund is not managed and bonds are not sold because of market changes. Rather, experienced Defined Asset Funds financial analysts regularly review the bonds in the Fund. The Fund may sell a bond if certain adverse credit or other conditions exist.

 9. HOW DO I BUY UNITS?
   The minimum investment is one unit.

   You can buy units from any of the Sponsors and other broker-dealers. The Sponsors are listed later in this prospectus. Some banks may offer units for sale through special arrangements with the Sponsors, although certain legal restrictions may apply.

UNIT PRICE PER UNIT                                 $988.53
(as of June 30, 2000)

   Unit price is based on the net asset value of the Fund plus the sales fee. An amount equal to any principal cash, as well as net accrued but undistributed interest on the unit, is added to the unit price. An independent evaluator prices the bonds at 3:30 p.m. Eastern time every business day. Unit price changes every day with changes in the prices of the bonds in the Fund.

10. HOW DO I SELL UNITS?
   You may sell your units at any time to any Sponsor or the Trustee for the net asset value determined at the close of business on the date of sale. You will not pay any other fee when you sell your units.

11. HOW ARE DISTRIBUTIONS MADE AND TAXED?
   The Fund pays income monthly.

   In the opinion of bond counsel when each bond was issued, interest on the bonds in this Fund is generally 100% exempt from regular federal income tax. Your income may also be exempt from some Maryland state and local personal income taxes if you live in Maryland.

   You will also receive principal payments if bonds are sold or called or mature, when the cash available is more than $5.00 per unit. You will be subject to tax on any gain realized by the Fund on the disposition of bonds.

12. WHAT OTHER SERVICES ARE AVAILABLE?

   REINVESTMENT
   You will receive your income in cash unless you choose to compound your income by reinvesting at no sales fee in the Municipal Fund Investment Accumulation Program, Inc. This program is an open-end mutual fund with a comparable investment objective. Income from this program will generally be subject to state and local income taxes. FOR MORE COMPLETE INFORMATION ABOUT THE PROGRAM, INCLUDING CHARGES AND FEES, ASK THE TRUSTEE FOR THE PROGRAM'S PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST. THE TRUSTEE MUST RECEIVE YOUR WRITTEN ELECTION TO REINVEST AT LEAST 10 DAYS BEFORE THE RECORD DAY OF AN INCOME PAYMENT.

   EXCHANGE PRIVILEGES
   You may exchange units of this Fund for units of certain other Defined Asset Funds. You may also exchange into this Fund from certain other funds. We charge a reduced sales fee on exchanges.

--------------------------------------------------------------------------------

MICHIGAN INSURED PORTFOLIO--RISK/RETURN SUMMARY

 1. WHAT IS THE FUND'S OBJECTIVE?
   The Fund seeks interest income that is exempt from regular federal income taxes and some state and local taxes by investing in a fixed portfolio consisting primarily of insured, long term municipal revenue bonds.

 2. WHAT ARE MUNICIPAL REVENUE BONDS?
   Municipal revenue bonds are bonds issued by states, municipalities and public authorities to finance the cost of buying, building or improving various projects intended to generate revenue, such as airports, health care facilities, housing and municipal electric, water and sewer utilities. Generally, payments on these bonds depend solely on the revenues generated by the projects, excise taxes or state appropriations, and are not backed by the government's taxing power.

 3. WHAT IS THE FUND'S INVESTMENT STRATEGY?
 - The Fund plans to hold to maturity 7 long-term tax-exempt municipal bonds with an aggregate face amount of $3,345,000.

 - The Fund is a unit investment trust which means that, unlike a mutual fund, the Portfolio is not managed.

 - The bonds are rated AAA or Aaa by Standard & Poor's, Moody's or Fitch.

 - Many of the bonds can be called at a premium declining over time to par value. Some bonds may be called earlier at par for extraordinary reasons. 100% of the bonds are currently callable.

 - 100% of the bonds are insured by insurance companies that guarantee timely payments of principal and interest on the bonds (but not Fund units or the market value of the bonds before they mature).

   The Portfolio consists of municipal bonds of the following types:

                                                    APPROXIMATE
                                                     PORTFOLIO
                                                    PERCENTAGE
/ /General Obligation                                     71%
/ /Hospitals/Health Care                                  29%

 4. WHAT ARE THE SIGNIFICANT RISKS?
   YOU CAN LOSE MONEY BY INVESTING IN THE FUND. THIS CAN HAPPEN FOR VARIOUS REASONS, INCLUDING:

 - Rising interest rates, an issuer's worsening financial condition or a drop in bond ratings can reduce the price of your units.

 - Because the Fund is concentrated in hospital/health care and general obligation bonds, adverse developments in these sectors may affect the value of your units.

 - Assuming no changes in interest rates, when you sell your units, they will generally be worth less than your cost because your cost included a sales fee.

 - The Fund will receive early returns of principal if bonds are called or sold before they mature. If this happens your income will decline and you may not be able to reinvest the money you receive at as high a yield or as long a maturity.

   ALSO, THE PORTFOLIO IS CONCENTRATED IN BONDS OF MICHIGAN SO IT IS LESS DIVERSIFIED THAN A NATIONAL FUND AND IS SUBJECT TO RISKS PARTICULAR TO MICHIGAN WHICH ARE BRIEFLY DESCRIBED UNDER STATE CONCENTRATION RISKS LATER IN THIS PROSPECTUS.

 5. IS THIS FUND APPROPRIATE FOR YOU?
   Yes, if you want federally tax-free income. You will benefit from a professionally selected and supervised portfolio whose risk is reduced by investing in insured bonds of several different issuers.

   The Fund is NOT appropriate for you if you want a speculative investment that changes to take advantage of market movements, if you do not want a tax-advantaged investment or if you cannot tolerate any risk.

                               DEFINING YOUR INCOME

What You May Expect (Payable on the 25th day of
the month to holders of record on the 10th day of
the month):
Regular Monthly Income per unit                     $4.34
Annual Income per unit:                             $52.19
THESE FIGURES ARE ESTIMATES DETERMINED ON THE EVALUATION
DAY; ACTUAL PAYMENTS MAY VARY.

 6. WHAT ARE THE FUND'S FEES AND EXPENSES?
   This table shows the costs and expenses you may pay, directly or indirectly, when you invest in the Fund.

INVESTOR FEES
Maximum Sales Fee (Load) on new
purchases (as a percentage of
$1,000 invested)                                    2.90%

   Employees of some of the Sponsors and their affiliates may pay a reduced sales fee of no less than $5.00 per unit.
   The maximum sales fee is reduced if you invest at least $100,000, as follows:

                                                    YOUR MAXIMUM
                                                     SALES FEE
                  IF YOU INVEST:                      WILL BE:
                  --------------                    ------------
Less than $100,000                                        2.90%
$100,000 to $249,999                                      2.65%
$250,000 to $499,999                                      2.40%
$500,000 to $999,999                                      2.15%
$1,000,000 and over                                       1.90%
Maximum Exchange Fee                                      1.90%

   ESTIMATED ANNUAL FUND OPERATING EXPENSES

                                                     AMOUNT
                                                    PER UNIT
                                                    --------
Trustee's Fee                                        $0.70
Portfolio Supervision,
 Bookkeeping and
 Administrative Fees
 (including updating
 expenses)                                           $0.49
Evaluator's Fee                                      $0.28
Other Operating Expenses                             $0.45
                                                     -----
TOTAL                                                $1.92

   The Sponsors historically paid updating expenses.

 7. HOW HAVE SIMILAR FUNDS PERFORMED IN THE PAST?
   IN THE FOLLOWING CHART WE SHOW PAST PERFORMANCE OF PRIOR MICHIGAN PORTFOLIOS, WHICH HAD INVESTMENT OBJECTIVES, STRATEGIES AND TYPES OF BONDS SUBSTANTIALLY SIMILAR TO THIS FUND. THESE PRIOR SERIES DIFFERED IN THAT THEY CHARGED A HIGHER SALES FEE. These prior Michigan Series were offered after 1987 and were outstanding on June 30, 2000. OF COURSE, PAST PERFORMANCE OF PRIOR SERIES IS NO GUARANTEE OF FUTURE RESULTS OF THIS FUND.

   AVERAGE ANNUAL COMPOUND TOTAL RETURNS
                    FOR PRIOR SERIES
    REFLECTING ALL EXPENSES. FOR PERIODS ENDED 6/30/00.

               WITH SALES FEE          NO SALES FEE
               1 YEAR     5 YEARS     1 YEAR     5 YEARS
--------------------------------------------------------
High               2.89%   5.07%          3.90%   6.25%
Average            0.92    4.25           2.81    5.29
Low               -1.60    3.14           1.17    3.79
--------------------------------------------------------
Average
Sales fee          1.90%   5.14%
--------------------------------------------------------

NOTE: ALL RETURNS REPRESENT CHANGES IN UNIT PRICE WITH DISTRIBUTIONS REINVESTED INTO THE MUNICIPAL FUND INVESTMENT ACCUMULATION PROGRAM.

 8. IS THE FUND MANAGED?
   Unlike a mutual fund, the Fund is not managed and bonds are not sold because of market changes. Rather, experienced Defined Asset Funds financial analysts regularly review the bonds in the Fund. The Fund may sell a bond if certain adverse credit or other conditions exist.

 9. HOW DO I BUY UNITS?
   The minimum investment is one unit.

   You can buy units from any of the Sponsors and other broker-dealers. The Sponsors are listed later in this prospectus. Some banks may offer units for sale through special arrangements with the Sponsors, although certain legal restrictions may apply.

UNIT PRICE PER UNIT                                 $985.27
(as of June 30, 2000)

   Unit price is based on the net asset value of the Fund plus the sales fee. An amount equal to any principal cash, as well as net accrued but undistributed interest on the unit, is added to the unit price. An independent evaluator prices the bonds at 3:30 p.m. Eastern time every business day. Unit price changes every day with changes in the prices of the bonds in the Fund.

10. HOW DO I SELL UNITS?
   You may sell your units at any time to any Sponsor or the Trustee for the net asset value determined at the close of business on the date of sale. You will not pay any other fee when you sell your units.

11. HOW ARE DISTRIBUTIONS MADE AND TAXED?
   The Fund pays income monthly.

   In the opinion of bond counsel when each bond was issued, interest on the bonds in this Fund is generally 100% exempt from regular federal income tax. Your income may also be exempt from some Michigan state and local personal income taxes if you live in Michigan.

   You will also receive principal payments if bonds are sold or called or mature, when the cash available is more than $5.00 per unit. You will be subject to tax on any gain realized by the Fund on the disposition of bonds.

12. WHAT OTHER SERVICES ARE AVAILABLE?

   REINVESTMENT
   You will receive your income in cash unless you choose to compound your income by reinvesting at no sales fee in the Municipal Fund Investment Accumulation Program, Inc. This program is an open-end mutual fund with a comparable investment objective, but the bonds generally will not be insured. Income from this program will generally be subject to state and local income taxes. FOR MORE COMPLETE INFORMATION ABOUT THE PROGRAM, INCLUDING CHARGES AND FEES, ASK THE TRUSTEE FOR THE PROGRAM'S PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST. THE TRUSTEE MUST RECEIVE YOUR WRITTEN ELECTION TO REINVEST AT LEAST 10 DAYS BEFORE THE RECORD DAY OF AN INCOME PAYMENT.

   EXCHANGE PRIVILEGES
   You may exchange units of this Fund for units of certain other Defined Asset Funds. You may also exchange into this Fund from certain other funds. We charge a reduced sales fee on exchanges.

--------------------------------------------------------------------------------

NEW JERSEY INSURED PORTFOLIO--RISK/RETURN SUMMARY

 1. WHAT IS THE FUND'S OBJECTIVE?
   The Fund seeks interest income that is exempt from regular federal income taxes and some state and local taxes by investing in a fixed portfolio consisting primarily of insured, long term municipal revenue bonds.

 2. WHAT ARE MUNICIPAL REVENUE BONDS?
   Municipal revenue bonds are bonds issued by states, municipalities and public authorities to finance the cost of buying, building or improving various projects intended to generate revenue, such as airports, health care facilities, housing and municipal electric, water and sewer utilities. Generally, payments on these bonds depend solely on the revenues generated by the projects, excise taxes or state appropriations, and are not backed by the government's taxing power.

 3. WHAT IS THE FUND'S INVESTMENT STRATEGY?
 - The Fund plans to hold to maturity 9 long-term tax-exempt municipal bonds with an aggregate face amount of $4,470,000.

 - The Fund is a unit investment trust which means that, unlike a mutual fund, the Portfolio is not managed.

 - The bonds are rated AAA or Aaa by Standard & Poor's, Moody's or Fitch.

 - Many of the bonds can be called at a premium declining over time to par value. Some bonds may be called earlier at par for extraordinary reasons. 100% of the bonds are currently callable.

 - 100% of the bonds are insured by insurance companies that guarantee timely payments of principal and interest on the bonds (but not Fund units or the market value of the bonds before they mature).

   The Portfolio consists of municipal bonds of the following types:

                                                    APPROXIMATE
                                                     PORTFOLIO
                                                    PERCENTAGE
/ /General Obligation                                      5%
/ /Hospitals/Health Care                                  17%
/ /Industrial Development Revenue                         34%
/ /Lease Rental                                           10%
/ /Municipal Water/Sewer Utilities                        16%
/ /Refunded Bonds                                          4%
/ /Solid Waste Disposal                                   14%

 4. WHAT ARE THE SIGNIFICANT RISKS?
   YOU CAN LOSE MONEY BY INVESTING IN THE FUND. THIS CAN HAPPEN FOR VARIOUS REASONS, INCLUDING:

 - Rising interest rates, an issuer's worsening financial condition or a drop in bond ratings can reduce the price of your units.

 - Because the Fund is concentrated in industrial development bonds, adverse developments in this sector may affect the value of your units.

 - Assuming no changes in interest rates, when you sell your units, they will generally be worth less than your cost because your cost included a sales fee.

 - The Fund will receive early returns of principal if bonds are called or sold before they mature. If this happens your income will decline and you may not be able to reinvest the money you receive at as high a yield or as long a maturity.

   ALSO, THE PORTFOLIO IS CONCENTRATED IN BONDS OF NEW JERSEY SO IT IS LESS DIVERSIFIED THAN A NATIONAL FUND AND IS SUBJECT TO RISKS PARTICULAR TO NEW JERSEY WHICH ARE BRIEFLY DESCRIBED UNDER STATE CONCENTRATION RISKS LATER IN THIS PROSPECTUS.

 5. IS THIS FUND APPROPRIATE FOR YOU?
   Yes, if you want federally tax-free income. You will benefit from a professionally selected and supervised portfolio whose risk is reduced by investing in insured bonds of several different issuers.

   The Fund is NOT appropriate for you if you want a speculative investment that changes to take advantage of market movements, if you do not want a tax-advantaged investment or if you cannot tolerate any risk.

                               DEFINING YOUR INCOME

What You May Expect (Payable on the 25th day of
the month to holders of record on the 10th day of
the month):
Regular Monthly Income per unit                     $4.35
Annual Income per unit:                             $52.21
THESE FIGURES ARE ESTIMATES DETERMINED ON THE EVALUATION
DAY; ACTUAL PAYMENTS MAY VARY.

 6. WHAT ARE THE FUND'S FEES AND EXPENSES?
   This table shows the costs and expenses you may pay, directly or indirectly, when you invest in the Fund.

INVESTOR FEES
Maximum Sales Fee (Load) on new
purchases (as a percentage of
$1,000 invested)                                    2.90%

   Employees of some of the Sponsors and their affiliates may pay a reduced sales fee of no less than $5.00 per unit.
   The maximum sales fee is reduced if you invest at least $100,000, as follows:

                                                    YOUR MAXIMUM
                                                     SALES FEE
                  IF YOU INVEST:                      WILL BE:
                  --------------                    ------------
Less than $100,000                                        2.90%
$100,000 to $249,999                                      2.65%
$250,000 to $499,999                                      2.40%
$500,000 to $999,999                                      2.15%
$1,000,000 and over                                       1.90%
Maximum Exchange Fee                                      1.90%

   ESTIMATED ANNUAL FUND OPERATING EXPENSES

                                                     AMOUNT
                                                    PER UNIT
                                                    --------
Trustee's Fee                                        $0.69
Portfolio Supervision,
 Bookkeeping and
 Administrative Fees
 (including updating
 expenses)                                           $0.49
Evaluator's Fee                                      $0.20
Other Operating Expenses                             $0.40
                                                     -----
TOTAL                                                $1.78

   The Sponsors historically paid updating expenses.

 7. HOW HAVE SIMILAR FUNDS PERFORMED IN THE PAST?
   IN THE FOLLOWING CHART WE SHOW PAST PERFORMANCE OF PRIOR NEW JERSEY PORTFOLIOS, WHICH HAD INVESTMENT OBJECTIVES, STRATEGIES AND TYPES OF BONDS SUBSTANTIALLY SIMILAR TO THIS FUND. THESE PRIOR SERIES DIFFERED IN THAT THEY CHARGED A HIGHER SALES FEE. These prior New Jersey Series were offered after 1987 and were outstanding on June 30, 2000. OF COURSE, PAST PERFORMANCE OF PRIOR SERIES IS NO GUARANTEE OF FUTURE RESULTS OF THIS FUND.

   AVERAGE ANNUAL COMPOUND TOTAL RETURNS
                    FOR PRIOR SERIES
    REFLECTING ALL EXPENSES. FOR PERIODS ENDED 6/30/00.

               WITH SALES FEE          NO SALES FEE
               1 YEAR     5 YEARS     1 YEAR     5 YEARS
--------------------------------------------------------
High               3.82%   5.02%          4.72%   6.19%
Average            0.82    4.15           2.80    5.24
Low               -2.37    2.38           0.51    3.17
--------------------------------------------------------
Average
Sales fee          2.00%   5.44%
--------------------------------------------------------

NOTE: ALL RETURNS REPRESENT CHANGES IN UNIT PRICE WITH DISTRIBUTIONS REINVESTED INTO THE MUNICIPAL FUND INVESTMENT ACCUMULATION PROGRAM.

 8. IS THE FUND MANAGED?
   Unlike a mutual fund, the Fund is not managed and bonds are not sold because of market changes. Rather, experienced Defined Asset Funds financial analysts regularly review the bonds in the Fund. The Fund may sell a bond if certain adverse credit or other conditions exist.

 9. HOW DO I BUY UNITS?
   The minimum investment is one unit.

   You can buy units from any of the Sponsors and other broker-dealers. The Sponsors are listed later in this prospectus. Some banks may offer units for sale through special arrangements with the Sponsors, although certain legal restrictions may apply.

UNIT PRICE PER UNIT                                 $1,002.70
(as of June 30, 2000)

   Unit price is based on the net asset value of the Fund plus the sales fee. An amount equal to any principal cash, as well as net accrued but undistributed interest on the unit, is added to the unit price. An independent evaluator prices the bonds at 3:30 p.m. Eastern time every business day. Unit price changes every day with changes in the prices of the bonds in the Fund.

10. HOW DO I SELL UNITS?
   You may sell your units at any time to any Sponsor or the Trustee for the net asset value determined at the close of business on the date of sale. You will not pay any other fee when you sell your units.

11. HOW ARE DISTRIBUTIONS MADE AND TAXED?
   The Fund pays income monthly.

   In the opinion of bond counsel when each bond was issued, interest on the bonds in this Fund is generally 100% exempt from regular federal income tax. Your income may also be exempt from some New Jersey state and local personal income taxes if you live in New Jersey.

   You will also receive principal payments if bonds are sold or called or mature, when the cash available is more than $5.00 per unit. You will be subject to tax on any gain realized by the Fund on the disposition of bonds.

12. WHAT OTHER SERVICES ARE AVAILABLE?

   REINVESTMENT
   You will receive your income in cash unless you choose to compound your income by reinvesting at no sales fee in the Municipal Fund Investment Accumulation Program, Inc. This program is an open-end mutual fund with a comparable investment objective, but the bonds generally will not be insured. Income from this program will generally be subject to state and local income taxes. FOR MORE COMPLETE INFORMATION ABOUT THE PROGRAM, INCLUDING CHARGES AND FEES, ASK THE TRUSTEE FOR THE PROGRAM'S PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST. THE TRUSTEE MUST RECEIVE YOUR WRITTEN ELECTION TO REINVEST AT LEAST 10 DAYS BEFORE THE RECORD DAY OF AN INCOME PAYMENT.

   EXCHANGE PRIVILEGES
   You may exchange units of this Fund for units of certain other Defined Asset Funds. You may also exchange into this Fund from certain other funds. We charge a reduced sales fee on exchanges.

--------------------------------------------------------------------------------

PENNSYLVANIA INSURED PORTFOLIO--RISK/RETURN SUMMARY

 1. WHAT IS THE FUND'S OBJECTIVE?
   The Fund seeks interest income that is exempt from regular federal income taxes and some state and local taxes by investing in a fixed portfolio consisting primarily of insured, long term municipal revenue bonds.

 2. WHAT ARE MUNICIPAL REVENUE BONDS?
   Municipal revenue bonds are bonds issued by states, municipalities and public authorities to finance the cost of buying, building or improving various projects intended to generate revenue, such as airports, health care facilities, housing and municipal electric, water and sewer utilities. Generally, payments on these bonds depend solely on the revenues generated by the projects, excise taxes or state appropriations, and are not backed by the government's taxing power.

 3. WHAT IS THE FUND'S INVESTMENT STRATEGY?
 - The Fund plans to hold to maturity 8 long-term tax-exempt municipal bonds with an aggregate face amount of $3,915,000.

 - The Fund is a unit investment trust which means that, unlike a mutual fund, the Portfolio is not managed.

 - The bonds are rated AAA or Aaa by Standard & Poor's, Moody's or Fitch.

 - Many of the bonds can be called at a premium declining over time to par value. Some bonds may be called earlier at par for extraordinary reasons. 100% of the bonds are currently callable.

 - 100% of the bonds are insured by insurance companies that guarantee timely payments of principal and interest on the bonds (but not Fund units or the market value of the bonds before they mature).

   The Portfolio consists of municipal bonds of the following types:

                                                    APPROXIMATE
                                                     PORTFOLIO
                                                    PERCENTAGE
/ /Airports/Ports/Highways                                19%
/ /General Obligation                                      1%
/ /Hospitals/Health Care                                  24%
/ /Lease Rental                                           36%
/ /Refunded Bonds                                          2%
/ /Universities/Colleges                                  18%

 4. WHAT ARE THE SIGNIFICANT RISKS?
   YOU CAN LOSE MONEY BY INVESTING IN THE FUND. THIS CAN HAPPEN FOR VARIOUS REASONS, INCLUDING:

 - Rising interest rates, an issuer's worsening financial condition or a drop in bond ratings can reduce the price of your units.

 - Because the Fund is concentrated in lease rental bonds, adverse developments in this sector may affect the value of your units.

 - Assuming no changes in interest rates, when you sell your units, they will generally be worth less than your cost because your cost included a sales fee.

 - The Fund will receive early returns of principal if bonds are called or sold before they mature. If this happens your income will decline and you may not be able to reinvest the money you receive at as high a yield or as long a maturity.

   ALSO, THE PORTFOLIO IS CONCENTRATED IN BONDS OF PENNSYLVANIA SO IT IS LESS DIVERSIFIED THAN A NATIONAL FUND AND IS SUBJECT TO RISKS PARTICULAR TO PENNSYLVANIA WHICH ARE BRIEFLY DESCRIBED UNDER STATE CONCENTRATION RISKS LATER IN THIS PROSPECTUS.

 5. IS THIS FUND APPROPRIATE FOR YOU?
   Yes, if you want federally tax-free income. You will benefit from a professionally selected and supervised portfolio whose risk is reduced by investing in insured bonds of several different issuers.

   The Fund is NOT appropriate for you if you want a speculative investment that changes to take advantage of market movements, if you do not want a tax-advantaged investment or if you cannot tolerate any risk.

                               DEFINING YOUR INCOME

What You May Expect (Payable on the 25th day of
the month to holders of record on the 10th day of
the month):
Regular Monthly Income per unit                     $4.41
Annual Income per unit:                             $53.03
THESE FIGURES ARE ESTIMATES DETERMINED ON THE EVALUATION
DAY; ACTUAL PAYMENTS MAY VARY.

 6. WHAT ARE THE FUND'S FEES AND EXPENSES?
   This table shows the costs and expenses you may pay, directly or indirectly, when you invest in the Fund.

INVESTOR FEES
Maximum Sales Fee (Load) on new
purchases (as a percentage of
$1,000 invested)                                    2.90%

   Employees of some of the Sponsors and their affiliates may pay a reduced sales fee of no less than $5.00 per unit.
   The maximum sales fee is reduced if you invest at least $100,000, as follows:

                                                    YOUR MAXIMUM
                                                     SALES FEE
                  IF YOU INVEST:                      WILL BE:
                  --------------                    ------------
Less than $100,000                                        2.90%
$100,000 to $249,999                                      2.65%
$250,000 to $499,999                                      2.40%
$500,000 to $999,999                                      2.15%
$1,000,000 and over                                       1.90%
Maximum Exchange Fee                                      1.90%

   ESTIMATED ANNUAL FUND OPERATING EXPENSES

                                                     AMOUNT
                                                    PER UNIT
                                                    --------
Trustee's Fee                                        $0.70
Portfolio Supervision,
 Bookkeeping and
 Administrative Fees
 (including updating
 expenses)                                           $0.49
Evaluator's Fee                                      $0.23
Other Operating Expenses                             $0.43
                                                     -----
TOTAL                                                $1.85

   The Sponsors historically paid updating expenses.

 7. HOW HAVE SIMILAR FUNDS PERFORMED IN THE PAST?
   IN THE FOLLOWING CHART WE SHOW PAST PERFORMANCE OF PRIOR PENNSYLVANIA PORTFOLIOS, WHICH HAD INVESTMENT OBJECTIVES, STRATEGIES AND TYPES OF BONDS SUBSTANTIALLY SIMILAR TO THIS FUND. THESE PRIOR SERIES DIFFERED IN THAT THEY CHARGED A HIGHER SALES FEE. These prior Pennsylvania Series were offered after 1987 and were outstanding on June 30, 2000. OF COURSE, PAST PERFORMANCE OF PRIOR SERIES IS NO GUARANTEE OF FUTURE RESULTS OF THIS FUND.

   AVERAGE ANNUAL COMPOUND TOTAL RETURNS
                    FOR PRIOR SERIES
    REFLECTING ALL EXPENSES. FOR PERIODS ENDED 6/30/00.

               WITH SALES FEE        NO SALES FEE
               1 YEAR     5 YEARS           1 YEAR
---------------------------------------------------
High               4.59%   5.11%     5.07%   6.29%
Average            0.44    4.26      2.43    5.34
Low               -5.17    2.80     -1.92    3.42
---------------------------------------------------
Average
Sales fee          2.01%   5.37%
---------------------------------------------------

NOTE: ALL RETURNS REPRESENT CHANGES IN UNIT PRICE WITH DISTRIBUTIONS REINVESTED INTO THE MUNICIPAL FUND INVESTMENT ACCUMULATION PROGRAM.

 8. IS THE FUND MANAGED?
   Unlike a mutual fund, the Fund is not managed and bonds are not sold because of market changes. Rather, experienced Defined Asset Funds financial analysts regularly review the bonds in the Fund. The Fund may sell a bond if certain adverse credit or other conditions exist.

 9. HOW DO I BUY UNITS?
   The minimum investment is one unit.

   You can buy units from any of the Sponsors and other broker-dealers. The Sponsors are listed later in this prospectus. Some banks may offer units for sale through special arrangements with the Sponsors, although certain legal restrictions may apply.

UNIT PRICE PER UNIT                                 $993.15
(as of June 30, 2000)

   Unit price is based on the net asset value of the Fund plus the sales fee. An amount equal to any principal cash, as well as net accrued but undistributed interest on the unit, is added to the unit price. An independent evaluator prices the bonds at 3:30 p.m. Eastern time every business day. Unit price changes every day with changes in the prices of the bonds in the Fund.

10. HOW DO I SELL UNITS?
   You may sell your units at any time to any Sponsor or the Trustee for the net asset value determined at the close of business on the date of sale. You will not pay any other fee when you sell your units.

11. HOW ARE DISTRIBUTIONS MADE AND TAXED?
   The Fund pays income monthly.

   In the opinion of bond counsel when each bond was issued, interest on the bonds in this Fund is generally 100% exempt from regular federal income tax. Your income may also be exempt from some Pennsylvania state and local personal income taxes if you live in Pennsylvania.

   You will also receive principal payments if bonds are sold or called or mature, when the cash available is more than $5.00 per unit. You will be subject to tax on any gain realized by the Fund on the disposition of bonds.

12. WHAT OTHER SERVICES ARE AVAILABLE?

   REINVESTMENT
   You will receive your income in cash unless you choose to compound your income by reinvesting at no sales fee in the Municipal Fund Investment Accumulation Program, Inc. This program is an open-end mutual fund with a comparable investment objective, but the bonds will generally not be insured. Income from this program will generally be subject to state and local income taxes. FOR MORE COMPLETE INFORMATION ABOUT THE PROGRAM, INCLUDING CHARGES AND FEES, ASK THE TRUSTEE FOR THE PROGRAM'S PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST. THE TRUSTEE MUST RECEIVE YOUR WRITTEN ELECTION TO REINVEST AT LEAST 10 DAYS BEFORE THE RECORD DAY OF AN INCOME PAYMENT.

   EXCHANGE PRIVILEGES
   You may exchange units of this Fund for units of certain other Defined Asset Funds. You may also exchange into this Fund from certain other funds. We charge a reduced sales fee on exchanges.

--------------------------------------------------------------------------------
    TAX-FREE VS. TAXABLE INCOME: A COMPARISON OF TAXABLE AND TAX-FREE YIELDS

                             FOR MARYLAND RESIDENTS
--------------------------------------------------------------------------------

                                    COMBINED
                                    EFFECTIVE
TAXABLE INCOME 2000*                TAX RATE                            TAX-FREE YIELD OF
SINGLE RETURN       JOINT RETURN        %       4%    4.5%    5%     5.5%     6%     6.5%     7%     7.5%     8%
                                                               IS EQUIVALENT TO A TAXABLE YIELD OF
------------------------------------------------------------------------------------------------------------------
$      0- 26,250  $      0- 43,850     19.12   4.95   5.56   6.18    6.80    7.42    8.04    8.66    9.27    9.89
$ 26,250- 63,550  $ 43,850-105,950     31.49   5.84   6.57   7.30    8.03    8.76    9.49   10.22   10.95   11.68
$ 63,550-132,600  $105,950-161,450     34.35   6.09   6.85   7.62    8.38    9.14    9.90   10.66   11.42   12.19
$132,600-288,350  $161,450-288,450     39.10   6.57   7.39   8.21    9.03    9.85   10.67   11.50   12.32   13.14
   OVER $288,350     OVER $288,350     42.53   6.96   7.83   8.70    9.57   10.44   11.31   12.18   13.05   13.92

                             FOR MICHIGAN RESIDENTS
--------------------------------------------------------------------------------

                                    COMBINED
                                    EFFECTIVE
TAXABLE INCOME 2000*                TAX RATE                                    TAX-FREE YIELD OF
SINGLE RETURN       JOINT RETURN        %       3%    3.5%    4%     4.5%     5%     5.5%     6%     6.5%     7%     7.5%     8%
                                                                       IS EQUIVALENT TO A TAXABLE YIELD OF
----------------------------------------------------------------------------------------------------------------------------------
$      0- 26,250  $      0- 43,850     18.66   3.69   4.30   4.92    5.53    6.15    6.76    7.38    7.99    8.61    9.22    9.83
$ 26,251- 63,550  $ 43,851-105,950     31.10   4.35   5.08   5.81    6.53    7.26    7.98    8.71    9.43   10.16   10.88   11.61
$ 63,551-132,600  $105,951-161,450     33.97   4.54   5.30   6.06    6.81    7.57    8.33    9.09    9.84   10.60   11.36   12.12
$132,601-288,350  $161,451-288,350     38.75   4.90   5.71   6.53    7.35    8.16    8.98    9.80   10.61   11.43   12.25   13.06
   OVER $288,350     OVER $288,350     42.20   5.19   6.06   6.92    7.79    8.65    9.52   10.38   11.25   12.11   12.98   13.84

                            FOR NEW JERSEY RESIDENTS
--------------------------------------------------------------------------------

                                    COMBINED
                                    EFFECTIVE
TAXABLE INCOME 2000*                TAX RATE                            TAX-FREE YIELD OF
SINGLE RETURN       JOINT RETURN        %       4%    4.5%    5%     5.5%     6%     6.5%     7%     7.5%     8%
                                                               IS EQUIVALENT TO A TAXABLE YIELD OF
------------------------------------------------------------------------------------------------------------------
$      0- 26,250  $     $0- 43,850     16.49   4.79   5.39   5.99    6.59    7.18    7.78    8.38    8.98    9.58
$ 26,251- 63,550  $ 43,851-105,950     31.98   5.88   6.62   7.35    8.09    8.82    9.56   10.29   11.03   11.76
$ 63,551-132,600  $105,951-161,450     35.40   6.19   6.97   7.74    8.51    9.29   10.06   10.84   11.61   12.38
$132,601-288,350  $161,451-288,350     40.08   6.68   7.51   8.34    9.18   10.01   10.85   11.68   12.52   13.35
   OVER $288,350     OVER $288,350     43.45   7.07   7.96   8.84    9.73   10.61   11.49   12.38   13.26   14.15

                           FOR PENNSYLVANIA RESIDENTS
--------------------------------------------------------------------------------

                                    COMBINED
                                    EFFECTIVE
TAXABLE INCOME 2000*                TAX RATE                                    TAX-FREE YIELD OF
SINGLE RETURN       JOINT RETURN        %       3%    3.5%    4%     4.5%     5%     5.5%     6%     6.5%     7%     7.5%     8%
                                                                       IS EQUIVALENT TO A TAXABLE YIELD OF
----------------------------------------------------------------------------------------------------------------------------------
$      0- 26,250  $      0- 43,850     17.38   3.63   4.24   4.84    5.45    6.05    6.66    7.26    7.87    8.47    9.08    9.68
$ 26,251- 63,550  $ 43,851-109,950     30.02   4.29   5.00   5.72    6.43    7.14    7.86    8.57    9.29   10.00   10.72   11.43
$ 63,551-132,600  $105,951-161,450     32.93   4.47   5.22   5.96    6.71    7.46    8.20    8.95    9.69   10.44   11.18   11.93
$132,601-288,350  $161,451-288,350     37.79   4.82   5.63   6.43    7.23    8.04    8.84    9.65   10.45   11.25   12.06   12.86
   OVER $288,350     OVER $288,350     41.29   5.11   5.96   6.81    7.66    8.52    9.37   10.22   11.07   11.92   12.77   13.63

To compare the yield of a taxable security with the yield of a tax-free security, find your taxable income and read across. The table incorporates 2000 federal and applicable State income tax rates and assumes that all income would otherwise be taxed at the investor's highest tax rate. Yield figures are for example only.

*Based upon net amount subject to federal income tax after deductions and exemptions. This table does not reflect the possible effect of other tax factors, such as alternative minimum tax, personal exemptions, the phase out of exemptions, itemized deductions or the possible partial disallowance of deductions. Consequently, you should consult your own tax advisers in this regard.

WHAT YOU CAN EXPECT FROM YOUR INVESTMENT

MONTHLY INCOME

The Fund will pay you regular monthly income. Your monthly income may vary because of:

  - elimination of one or more bonds from the Fund's portfolio because of calls, redemptions or sales;
  - a change in the Fund's expenses; or
  - the failure by a bond's issuer to pay interest.

Changes in interest rates generally will not affect your income because the portfolio is fixed.

Along with your income, you will receive your share of any available bond principal.

RETURN FIGURES

We cannot predict your actual return, which will vary with unit price, how long you hold your investment and changes in the portfolio, interest income and expenses.

ESTIMATED CURRENT RETURN equals the estimated annual cash to be received from the bonds in the Fund less estimated annual Fund expenses, divided by the Unit Price (including the maximum sales fee):

Estimated Annual        Estimated
Interest Income   -  Annual Expenses
------------------------------------
             Unit Price

ESTIMATED LONG TERM RETURN is a measure of the estimated return over the estimated life of the Fund. Unlike Estimated Current Return, Estimated Long Term Return reflects maturities, discounts and premiums of the bonds in the Fund. It is an average of the yields to maturity (or in certain cases, to an earlier call date) of the individual bonds in the portfolio, adjusted to reflect the Fund's maximum sales fee and estimated expenses. We calculate the average yield for the portfolio by weighting each bond's yield by its market value and the time remaining to the call or maturity date.

Yields on individual bonds depend on many factors including general conditions of the bond markets, the size of a particular offering and the maturity and quality rating of the particular issues. Yields can vary among bonds with similar maturities, coupons and ratings.

These return quotations are designed to be comparative rather than predictive.

RECORDS AND REPORTS

You will receive:

- a monthly statement of income payments and any principal payments;
- a notice from the Trustee when new bonds are deposited in exchange or substitution for bonds originally deposited;
- an annual report on Fund activity; and
- annual tax information. THIS WILL ALSO BE SENT TO THE IRS. YOU MUST REPORT THE AMOUNT OF TAX-EXEMPT INTEREST RECEIVED DURING THE YEAR.

You may request:

- copies of bond evaluations to enable you to comply with federal and state tax reporting requirements; and
- audited financial statements of the Fund.

You may inspect records of Fund transactions at the Trustee's office during regular business hours.

THE RISKS YOU FACE

INTEREST RATE RISK

Investing involves risks, including the risk that your investment will decline in value if interest rates rise. Generally, bonds with longer maturities will change in value more than bonds with shorter maturities. Bonds in the Fund are more likely to be called when interest rates decline. This would result in early returns of principal to you and may result in early termination of the Fund. Of course, we cannot predict how interest rates may change.

CALL RISK

Many bonds can be prepaid or "called" by the issuer before their stated maturity.

For example, some bonds may be required to be called pursuant to mandatory sinking fund provisions.

Also, an issuer might call its bonds during periods of falling interest rates, if the issuer's bonds have a coupon higher than current market rates.

An issuer might call its bonds in extraordinary cases, including if:

  - it no longer needs the money for the original purpose;
  - the project is condemned or sold;
  - the project is destroyed and insurance proceeds are used to redeem the bonds;
  - any related credit support expires and is not replaced; or
  - interest on the bonds become taxable.

If the bonds are called, your income will decline and you may not be able to reinvest the money you receive at as high a yield or as long a maturity. An early call at par of a premium bond will reduce your return.

REDUCED DIVERSIFICATION RISK

If many investors sell their units, the Fund will have to sell bonds. This could reduce the diversification of your investment and increase your share of Fund expenses.

LIQUIDITY RISK

You can always sell back your units, but we cannot assure you that a liquid trading market will always exist for the bonds in the portfolio, especially since current law may restrict the Fund from selling bonds to any Sponsor. The bonds will generally trade in the over-the-counter market. The value of the bonds, and of your investment, may be reduced if trading in bonds is limited or absent.

CONCENTRATION RISK

When a certain type of bond makes up 25% or more of the portfolio, it is said to be "concentrated" in that bond type, which makes the Portfolio less diversified.

Here is what you should know about the Maryland and Michigan Portfolios' concentrations in hospital and health care bonds.

  - payment for these bonds depends on revenues from private third-party payors and government programs, including Medicare and Medicaid, which have generally undertaken cost containment measures to limit payments to health care providers;
  - hospitals face increasing competition resulting from hospital mergers and affiliations;

  - hospitals need to reduce costs as HMOs increase market penetration and hospital supply and drug companies raise prices;
  - hospitals and health care providers are subject to various legal claims by patients and others and are adversely affected by increasing costs of insurance; and
  - many hospitals are aggressively buying physician practices and assuming risk contracts to gain market share. If revenues do not increase accordingly, this practice could reduce profits;
  - Medicare is changing its reimbursement system for nursing homes. Many nursing home providers are not sure how they will be treated. In many cases, the providers may receive lower reimbursements and these would have to cut expenses to maintain profitability; and
  - most retirement/nursing home providers rely on entrance fees for operating revenues. If people live longer than expected and turnover is lower than budgeted, operating revenues would be adversely affected by less than expected entrance fees.

Here is what you should know about the Michigan Portfolio's concentration in general obligation bonds.

  - general obligation bonds are backed by the issuer's pledge of its full faith, credit and taxing power;
  - but the taxing power of any government issuer may be limited by provisions of the state constitution or laws as well as political considerations; and
  - an issuer's credit can be negatively affected by various factors, including population decline that erodes the tax base, natural disasters, decline in industry, limited access to capital markets or heavy reliance on state or federal aid.

Here is what you should know about the New Jersey Portfolio's concentration in industrial development revenue bonds (IDRs). IDRs are issued to finance various privately operated projects such as pollution control and manufacturing facilities. Payment for these bonds depends on:

  - creditworthiness of the corporate operator of the project being financed;
  - economic factors relating to the particular industry; and,
  - in some cases, creditworthiness of an affiliated or third-party guarantor.

Here is what you should know about the Pennsylvania Portfolio's concentration in lease rental bonds. Lease rental bonds are generally issued by governmental financing authorities that cannot assess a tax to cover the cost of equipment or construction of buildings that will be used by a state or local government. The risks associated with these bonds include:

  - the failure of the government to appropriate funds for the leasing rental payments to service the bonds; and
  - rental obligations, and therefore payments, may terminate in the event of damages to or destruction or condemnation of the of the equipment or building.

Changes to the portfolio from bond redemptions, maturities and sales may affect the Fund's concentrations over time.

STATE CONCENTRATION RISK

MARYLAND RISKS

GENERALLY

The Maryland economy is affected by various economic, social and environmental conditions, some of which are unique to the state and others which affect the nation as a whole and the Mid-Atlantic region in particular. For example:

  - many residents of the state work for the Federal government in and around Washington, D.C. Cutbacks in federal spending hurt Maryland more than other states;
  - like those in other states, Maryland businesses are sensitive to changes in Federal regulation, which can affect their revenues and, therefore, state tax revenue;
  - Maryland has lost many defense and construction jobs in recent years, as its economy has shifted away from manufacturing and industry and towards services;
  - the state's tax base has eroded as the population has dropped in cities such as Baltimore.

The state and its local governments are limited in their ability to increase or impose new taxes or incur indebtedness, which could hurt their ability to meet debt obligations.

The state's general obligations are rated Aaa by Moody's and AAA by Standard & Poor's.

MICHIGAN RISKS

Because Michigan's leading sectors are closely integrated with the manufacturing of durable goods, its economy is more cyclical than non-industrial states and the nation as a whole. As a result:

  - any substantial national economic downturn will likely hurt Michigan's economy and its state and local governments;
  - because the state is highly reliant on the auto industry, its economy could be hurt by changes in that industry, especially consolidation, plant closings and labor disputes;
  - while in the past the state's unemployment rate was higher than the national average, for several years it has been below the national average.

Certain tax changes have reduced or changed the mix of tax revenues of the state and local governments. In recent years:

  - the state sales tax rate was raised;
  - the income tax rate was lowered;
  - an annual cap was imposed on property tax assessment increases; and
  - property taxes used for school funding were cut, and now schools are paid for by a combination of property taxes and general and restricted state revenues.

In addition, certain state laws limit the overall amount of state revenues that can be raised from taxes, which could affect State operations and restrict the sharing of revenue with local governments. This, combined with the above tax changes, could hurt the value of Michigan bonds in the portfolio or make it more difficult for

Michigan's local governments to pay their debt service.

The state's general obligation bonds are rated Aa1 by Moody's, AA+ by Standard & Poor's and AA+ by Fitch.

NEW JERSEY RISKS

STATE AND LOCAL GOVERNMENT

Certain features of New Jersey law could affect the repayment of debt:

  - the State of New Jersey and its agencies and public authorities issue general obligation bonds, which are secured by the full faith and credit of the state, backed by its taxing authority, without recourse to specific sources of revenue, therefore, any liability to increase taxes could impair the state's ability to repay debt; and
  - the state is required by law to maintain a balanced budget, and state spending for any given municipality or county cannot increase by more than 5% per year. This limit could make it harder for any particular county or municipality to repay its debts.

In recent years the state budget's main expenditures have been

  - elementary and secondary education, and
  - state agencies and programs, including police and corrections facilities, higher education, and environmental protection.

The state's general obligations are rated Aa1 by Moody's and AA+ by Standard & Poor's.

PENNSYLVANIA RISKS

GENERALLY

Pennsylvania and many of its municipalities (including Philadelphia) have undergone an economic decline:

  - coal, steel, railroads and other heavy industry historically associated with the Commonwealth has given way to increased competition from foreign producers.
  - agriculture and related industries are still an important part of the Commonwealth's economy.
  - recently, however, service sector industries (trade, medical and health services, education and financial services) have provided new sources of growth.

STATE AND LOCAL GOVERNMENTS

Historically, both the Commonwealth and the City of Philadelphia have experienced serious revenue shortfalls. At the same time, rising demands for state and local programs and services (particularly medical assistance and cash assistance programs) have led to increased spending.

  - in recent years, both the Commonwealth and the City of Philadelphia have tried to balance their budgets with a mix of tax increases and spending cuts.
  - Philadelphia has considered significant service cuts and privatization of certain services which it has provided to date.
  - In 1991, the Commonwealth created the Pennsylvania Inter-Governmental Cooperation Authority ("PICA") which it authorized to issue debt to cover Philadelphia's budget shortfalls, eliminate the City's projected deficits and fund its capital spending. PICA issued approximately $1.76 billion of Special Revenue Bonds on Philadelphia's behalf. Its power to issue bonds on Philadelphia's behalf expired at the end of 1996; as of June 30, 1999, approximately $1.0 billion in PICA Special Revenue Bonds were outstanding.
  - Pennsylvania's general obligation bonds are currently rated Aa3 by Moody's and AA- by Standard & Poor's. Philadelphia's general obligation bonds are rated Baa2 by Moody's and BBB by Standard & Poor's. There can be no assurance that these ratings will not be lowered.

BOND QUALITY RISK

A reduction in a bond's rating may decrease its value and, indirectly, the value of your investment in the Fund.

INSURANCE RELATED RISK

Some bonds are backed by insurance companies (as shown under Portfolios). Insurance policies generally make payments only according to a bond's original payment schedule and do not make early payments when a bond defaults or becomes taxable. Although the federal government does not regulate the insurance business, various state laws and federal initiatives and tax law changes could significantly affect the insurance business. The claims-paying ability of the insurance companies is generally rated A or better by Standard & Poor's or another nationally recognized rating organization. The insurance company ratings are subject to change at any time at the discretion of the rating agencies.

LITIGATION AND LEGISLATION RISKS

We do not know of any pending litigation that might have a material adverse effect upon the Fund.

Future tax legislation could affect the value of the portfolio by:

  - limiting real property taxes,
  - reducing tax rates,
  - imposing a flat or other form of tax, or
  - exempting investment income from tax.

SELLING OR EXCHANGING UNITS

You can sell your units at any time for a price based on net asset value. Your net asset value is calculated each business day by:

  - ADDING the value of the bonds, net accrued interest, cash and any other Fund assets;
  - SUBTRACTING accrued but unpaid Fund expenses, unreimbursed Trustee advances, cash held to buy back units or for distribution to investors and any other Fund liabilities; and
  - DIVIDING the result by the number of outstanding units.

Your net asset value when you sell may be more or less than your cost because of sales fees, market movements and changes in the portfolio.

SPONSORS' SECONDARY MARKET

While we are not obligated to do so, we will buy back units at net asset value without any other fee or charge. We may resell the units to other buyers or to the Trustee. You should consult your financial professional for current market prices to determine if other broker-dealers or banks are offering higher prices.

We have maintained the secondary market continuously for over 28 years, but we could discontinue it without prior notice for any business reason.

SELLING UNITS TO THE TRUSTEE

Regardless of whether we maintain a secondary market, you can sell your units to the Trustee at any time by sending the Trustee a letter (with any outstanding certificates if you hold Unit certificates). You must properly endorse your certificates (or execute a written transfer instrument with signatures guaranteed by an eligible institution). Sometimes, additional documents are needed such as a trust document, certificate of corporate authority, certificate of death or appointment as executor, administrator or guardian.

Within seven days after your request and the necessary documents are received, the Trustee will mail a check to you. Contact the Trustee for additional information.

As long as we are maintaining a secondary market, the Trustee will sell your units to us at a price based on net asset value. If there is no secondary market, the Trustee may sell your units in the over-the-counter market for a higher price, but it is not obligated to do so. In that case, you will receive the net proceeds of the sale.

If the Fund does not have cash available to pay you for units you are selling, the agent for the Sponsors will select bonds to be sold. Bonds will be selected based on market and credit factors. These sales could be made at times when the bonds would not otherwise be sold and may result in your receiving less than the unit par value and also reduce the size and diversity of the Fund.

There could be a delay in paying you for your units:

  - if the New York Stock Exchange is closed (other than customary weekend and holiday closings);
  - if the SEC determines that trading on the New York Stock Exchange is restricted or that an emergency exists making sale or evaluation of the bonds not reasonably practicable; and
  - for any other period permitted by SEC order.

EXCHANGE OPTION

You may exchange units of certain Defined Asset Funds for units of this Fund at a maximum exchange fee of 1.90%. You may exchange units of this Fund for units of certain other Defined Asset Funds at a reduced sales fee if your investment goals change. In addition, you may exchange into this Fund from certain other Defined Asset Funds and unit trusts. To exchange units, you should talk to your financial professional about what funds are exchangeable, suitable and currently available.

Normally, an exchange is taxable and you must recognize any gain or loss on the exchange. However, the IRS may try to disallow a loss if the portfolios of the two funds are not materially different; you should consult your own tax adviser.

We may amend or terminate this exchange option at any time without notice.

HOW THE FUND WORKS

PRICING

The price of a unit includes interest accrued on the bonds, less expenses, from the initial most recent Record Day up to, but not including, the settlement date, which is usually three business days after the purchase date of the unit.

A portion of the price of a unit consists of cash so that the Trustee can provide you with regular monthly income. When you sell your units you will receive your share of this cash.

EVALUATIONS

An independent Evaluator values the bonds on each business day (excluding Saturdays, Sundays and the following holidays as observed by the New York Stock
Exchange: New Year's Day, Presidents' Day, Martin Luther King, Jr. Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas). Bond values are based on current bid or offer prices for the bonds or comparable bonds. In the past, the difference between bid and offer prices of publicly offered tax-exempt bonds has ranged from 0.5% of face amount on actively traded issues to 3.5% on inactively traded issues; the difference has averaged between 1 and 2%.

INCOME

The Trustee credits interest to an Income Account and other receipts to a Capital Account. The Trustee may establish a Reserve Account by withdrawing from these accounts amounts it considers appropriate to pay any material liability. These accounts do not bear interest.

EXPENSES

The Trustee is paid monthly. It also benefits when it holds cash for the Fund in non-interest bearing accounts. The Trustee may also receive additional amounts:

  - to reimburse the Trustee for the Fund's operating expenses;
  - for extraordinary services and costs of indemnifying the Trustee and the Sponsors;
  - costs of actions taken to protect the Fund and other legal fees and expenses;
  - expenses for keeping the Fund's registration statement current; and
  - Fund termination expenses and any governmental charges.

The Sponsors are currently reimbursed up to 55 CENTS per $1,000 face amount annually for providing portfolio supervisory, bookkeeping and administrative services and for any other expenses properly chargeable to the Fund. Legal, typesetting, electronic filing and regulatory filing fees and expenses associated with updating the Portfolio's registration statement yearly are also now chargeable to the Portfolio. While this fee may exceed the amount of these costs and expenses attributable to this Fund, the total of these fees for all Series of Defined Asset Funds will not exceed the aggregate amount attributable to all of these Series for any calendar year. The Fund also pays the Evaluator's fees.

The Trustee's, Sponsors' and Evaluator's fees may be adjusted for inflation without investors' approval.

The Sponsors will pay advertising and selling expenses at no charge to the Fund. If Fund expenses exceed initial estimates, the

Fund will owe the excess. The Trustee has a lien on Fund assets to secure reimbursement of Fund expenses and may sell bonds if cash is not available.

PORTFOLIO CHANGES

The Sponsors and Trustee are not liable for any default or defect in a bond; if a contract to buy any bond.

Unlike a mutual fund, the portfolio is designed to remain intact and we may keep bonds in the portfolio even if their credit quality declines or other adverse financial circumstances occur. However, we may sell a bond in certain cases if we believe that certain adverse credit conditions exist or if a bond becomes taxable.

If we maintain a secondary market in units but are unable to sell the units that we buy in the secondary market, we will redeem units, which may affect the composition of the portfolio. Units offered in the secondary market may not represent the same face amount of bonds that they did originally.

We decide whether or not to offer units for sale that we acquire in the secondary market after reviewing:

  - diversity of the portfolio;
  - size of the Fund relative to its original size;
  - ratio of Fund expenses to income;
  - current and long-term returns;
  - degree to which units may be selling at a premium over par; and
  - cost of maintaining a current prospectus.

FUND TERMINATION

The Fund will terminate following the stated maturity or sale of the last bond in the portfolio. The Fund may also terminate earlier with the consent of investors holding 51% of the units or if total assets of the Fund have fallen below 40% of the face amount of bonds deposited. We will decide whether to terminate the Fund early based on the same factors used in deciding whether or not to offer units in the secondary market.

When the Fund is about to terminate you will receive a notice, and you will be unable to sell your units after that time. On or shortly before termination, we will sell any remaining bonds, and you will receive your final distribution. Any bond that cannot be sold at a reasonable price may continue to be held by the Trustee in a liquidating trust pending its final sale.

You will pay your share of the expenses associated with termination, including brokerage costs in selling bonds. This may reduce the amount you receive as your final distribution.

CERTIFICATES

Certificates for units are issued on request. You may transfer certificates by complying with the requirements for redeeming certificates, described above. You can replace lost or mutilated certificates by delivering satisfactory indemnity and paying the associated costs.

TRUST INDENTURE

The Fund is a "unit investment trust" governed by a Trust Indenture, a contract among the Sponsors, the Trustee and the Evaluator, which sets forth their duties and obligations and your rights. A copy of the Indenture is available to you on request to the Trustee. The following summarizes certain provisions of the Indenture.

The Sponsors and the Trustee may amend the Indenture without your consent:

  - to cure ambiguities;
  - to correct or supplement any defective or inconsistent provision;
  - to make any amendment required by any governmental agency; or
  - to make other changes determined not to be materially adverse to your best interest (as determined by the Sponsors).

Investors holding 51% of the units may amend the Indenture. Every investor must consent to any amendment that changes the 51% requirement. No amendment may reduce your interest in the Fund without your written consent.

The Trustee may resign by notifying the Sponsors. The Sponsors may remove the Trustee without your consent if:

  - it fails to perform its duties and the Sponsors determine that its replacement is in your best interest; or
  - it becomes incapable of acting or bankrupt or its affairs are taken over by public authorities.

Investors holding 51% of the units may remove the Trustee. The Evaluator may resign or be removed by the Sponsors and the Trustee without the consent of investors. The resignation or removal of either becomes effective when a successor accepts appointment. The Sponsors will try to appoint a successor promptly; however, if no successor has accepted within 30 days after notice of resignation, the resigning Trustee or Evaluator may petition a court to appoint a successor.

Any Sponsor may resign as long as one Sponsor with a net worth of $2 million remains and agrees to the resignation. The remaining Sponsors and the Trustee may appoint a replacement. If there is only one Sponsor and it fails to perform its duties or becomes bankrupt the Trustee may:

  - remove it and appoint a replacement Sponsor;
  - liquidate the Fund; or
  - continue to act as Trustee without a Sponsor.

Merrill Lynch, Pierce, Fenner & Smith Incorporated acts as agent for the
Sponsors.

The Trust Indenture contains customary provisions limiting the liability of the Trustee, the Sponsors and the Evaluator.

LEGAL OPINION

Davis Polk & Wardwell, 450 Lexington Avenue, New York, New York 10017, as counsel for the Sponsors, has given an opinion that the units are validly issued. Special counsel located in the relevant states have given state and local tax opinions.

AUDITORS

Deloitte & Touche LLP, 2 World Financial Center, New York, New York 10281, independent accountants, audited the Statements of Condition included in this prospectus.

SPONSORS

The Sponsors are:
MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED (a wholly-owned subsidiary of Merrill Lynch & Co., Inc.)
P.O. Box 9051,
Princeton, NJ 08543-9051
SALOMON SMITH BARNEY INC. (an indirectly wholly-owned subsidiary of Citigroup Inc.)
388 Greenwich Street--23rd Floor,
New York, NY 10013
DEAN WITTER REYNOLDS INC. (a principal operating subsidiary of Morgan Stanley Dean Witter & Co.)
Two World Trade Center--59th Floor,
New York, NY 10048
PRUDENTIAL SECURITIES INCORPORATED (an
indirect wholly-owned subsidiary of the
Prudential Insurance Company of America)
One New York Plaza
New York, NY 10292
PAINEWEBBER INCORPORATED (a wholly-owned subsidiary of PaineWebber Group Inc.) 1285 Avenue of the Americas,
New York, NY 10019

Each Sponsor is a Delaware corporation and it, or its predecessor, has acted as sponsor to many unit investment trusts. As a registered broker-dealer each Sponsor buys and sells securities (including investment company shares) for others (including investment companies) and participates as an underwriter in various selling groups.

TRUSTEE

The Chase Manhattan Bank, Unit Investment Trust Department, 4 New York Plaza--6th Floor, New York, New York 10004, is the Trustee. It is supervised by the Federal Deposit Insurance Corporation, the Board of Governors of the Federal Reserve System and New York State banking authorities.

UNDERWRITERS' AND SPONSORS' PROFITS

Underwriters receive sales charges when they sell units. The Sponsors also realized a profit or loss on the initial date of deposit of the bonds. Any cash made available by you to the Sponsors before the settlement date for those units may be used in the Sponsors' businesses to the extent permitted by federal law and may benefit the Sponsors.

A Sponsor or Underwriter may realize profits or sustain losses on bonds in the Fund which were acquired from underwriting syndicates of which it was a member.

In maintaining a secondary market, the Sponsors will also realize profits or sustain losses in the amount of any difference between the prices at which they buy units and the prices at which they resell or redeem them.

PUBLIC DISTRIBUTION

The Sponsors do not intend to qualify units for sale in any foreign countries. This prospectus does not constitute an offer to sell units in any country where units cannot lawfully be sold.

CODE OF ETHICS

The Fund and the Agent for the Sponsors have each adopted a code of ethics requiring reporting of personal securities transactions by its employees with access to information on Fund transactions. Subject to certain conditions, the codes permit employees to invest in Fund securities for their own accounts. The codes are designed to prevent fraud, deception and misconduct against the Fund and to provide reasonable standards of conduct. These codes are on file with the Commission and you may obtain a copy by contacting the Commission at the address listed on the back cover of this prospectus.

YEAR 2000 ISSUES

Many computer systems were designed in such a way that they may be unable to distinguish between the year 2000 and the year 1900 (commonly known as the "Year 2000 Problem"). To date we are not aware of any major operational difficulties resulting from the computer system changes necessary to prepare for the Year 2000. However, there can be no assurance that the Year 2000 Problem will not adversely affect the issuers of the bonds contained in the Portfolio. We cannot predict whether any impact will be material to the Fund as a whole.

TAXES

The following summary describes some of the important income tax consequences of holding units. It assumes that you are not a dealer, financial institution, insurance company or other investor with special circumstances or subject to special rules. You should consult your own tax adviser about your particular circumstances.

At the date of issue of each bond, counsel for the issuer delivered an opinion to the effect that interest on the bond is exempt from regular federal income tax. However, interest may be subject to state and local taxes and may be taken into account in determining your preference items for alternative minimum tax purposes. Neither we nor our counsel have reviewed the issuance of the bonds, related proceedings or the basis for the opinions of counsel for the issuers. We cannot assure you that the issuers (or other users of bond proceeds) have complied or will comply with any requirements necessary for a bond to be tax-exempt. If any of the bonds were determined not to be tax-exempt, you could be required to pay income tax for current and prior years, and if the Fund were to sell the bond, it might have to sell it at a substantial discount.

In the opinion of our counsel, under existing law:

GENERAL TREATMENT OF THE FUND AND YOUR INVESTMENT

The Fund will not be taxed as a corporation for federal income tax purposes, and you will be considered to own directly your share of each bond in the Fund.

GAIN OR LOSS UPON DISPOSITION

When all or part of your share of a bond is disposed of (for example, when the Fund sells, exchanges or redeems a bond or when you sell or exchange your units), you will generally recognize capital gain or loss. Your gain, however, will generally be ordinary income to the extent of any accrued "market discount". Generally you will have market discount to the extent that your basis in a bond when you purchase a unit is less than its stated redemption price at maturity (or, if it is an original issue discount bond, the issue price increased by original issue discount that has accrued on the bond before your purchase). You should consult your tax adviser in this regard.

If your net long-term capital gains exceed your net short-term capital losses, the excess may be subject to tax at a lower rate than ordinary income. Any capital gain from the Fund will be long-term if you are considered to have held your investment on each bond for more than one year and short-term otherwise. Because the deductibility of capital losses is subject to limitations, you may not be able to deduct all of your capital losses.

YOUR BASIS IN THE BONDS

Your aggregate basis in the bonds will be equal to the cost of your units, including any sales charges you pay, adjusted to reflect any accruals of "original issue discount," "acquisition premium" and "bond premium". You should consult your tax adviser in this regard.

EXPENSES

If you are not a corporate investor, you will not be entitled to a deduction for your share of fees and expenses of the Fund. Also, if you borrowed money in order to purchase or carry your units, you will not be able to deduct the interest on this borrowing for federal income tax purposes. The IRS may treat your purchase of units as made with borrowed money even if the money is not directly traceable to the purchase of units.

MARYLAND TAXES

In the opinion of Saul, Ewing, Remick & Saul LLP, Baltimore, Maryland, special counsel on Maryland tax matters:

Under the income tax laws of the State of Maryland, the Fund will not be taxed as a corporation and you will be considered to own directly your share of each bond in the Fund. You will not be subject to Maryland tax on any income earned by the Fund to the extent such income is attributable to bonds (other than private activity bonds) issued by the State of Maryland, the Government of Puerto Rico, or the Government of Guam or their respective political subdivisions and authorities. When all or part of your share of a bond is disposed of (for example, when the Fund sells, exchanges or redeems a bond or when you sell or exchange your units), you will generally recognize capital gain or loss except to the extent the gain is derived from the disposition of a bond issued by the State of Maryland or its political subdivisions. Neither the bonds in the Fund nor units held by you will be subject to Maryland personal property tax or Maryland sales and use tax. If you are a Maryland resident at the time of your death, your units will be subject to Maryland inheritance and estate tax.

MICHIGAN TAXES

In the opinion of Miller, Canfield, Paddock and Stone, P.L.C. Bloomfield Hills, Michigan, special counsel on Michigan tax matters:

Under the income tax laws of the State of Michigan, the Fund will not be taxed as a corporation. If you are a Michigan taxpayer, your interest income from the Fund will not be tax-exempt in Michigan except to the extent that the interest is earned on bonds that are tax-exempt for Michigan purposes. Capital gain distributions and capital gain or loss on your Fund units themselves will be subject to Michigan income tax. Depending on where you live, your income from the Fund may be subject to state and local taxation. You should consult your tax adviser in this regard.

NEW JERSEY TAXES

In the opinion of Drinker Biddle & Reath LLP, Philadelphia, Pennsylvania, special counsel on New Jersey tax matters:

The Fund will not be taxed as a corporation under the current income tax laws of the State of New Jersey. Your income from the Fund may be subject to taxation depending on where you live. If you are a New Jersey taxpayer your income from the Fund (including gains on sales of bonds by the Fund) and gains on sales of units by you will be tax-exempt to the extent that income and gains are earned on bonds that are tax-exempt for New Jersey purposes. You should consult your tax adviser as to the consequences to you with respect to any investment you make in the Fund.

PENNSYLVANIA TAXES

In the opinion of Drinker Biddle & Reath LLP, Philadelphia, Pennsylvania, special counsel on Pennsylvania tax matters:

The Pennsylvania Trust will not be taxed as a corporation under the current income tax laws of Pennsylvania. Your income from the Trust may be subject to taxation depending on where you live. If you are a Pennsylvania taxpayer your interest income from the Trust will be tax-exempt to the extent that income is earned on bonds that are tax-exempt for Pennsylvania purposes. However, gains on the sale of bonds by the Trust or on the sale of your units will be subject to Pennsylvania income tax. If you are a Philadelphia resident you may be subject to the Philadelphia school district tax on any gains realized from the sale of bonds by the Trust or the sale of units by you to the extent either the bonds or units have been held for six months or less. You should consult your tax adviser as to the consequences to you with respect to any investment you make in the Trust.

SUPPLEMENTAL INFORMATION

You can receive at no cost supplemental information about the Fund by calling the Trustee. The supplemental information includes more detailed risk disclosure about the types of bonds that may be in the Fund's portfolios, general risk disclosure concerning any insurance securing certain bonds, and general information about the structure and operation of the Fund. The supplemental information is also available from the SEC.

          MUNICIPAL INVESTMENT TRUST FUND,
          MULTISTATE SERIES - 40 (MARYLAND, MICHIGAN,
          NEW JERSEY AND PENNSYLVANIA TRUSTS),
          DEFINED ASSET FUNDS


          REPORT OF INDEPENDENT ACCOUNTANTS

          The Sponsors, Trustee and Holders
          of Municipal Investment Trust Fund,
          Multistate Series - 40 (Maryland, Michigan, New Jersey and Pennsylvania Trusts), Defined Asset Funds:

          We have audited the accompanying statements of condition of Municipal Investment Trust Fund, Multistate Series - 40 (Maryland, Michigan, New Jersey and Pennsylvania Trusts), Defined Asset Funds, including the portfolios, as of June 30, 2000 and the related statements of operations and of changes in net assets for the years ended June 30, 2000, 1999 and 1998. These financial statements are the responsibility of the Trustee. Our responsibility is to express an opinion on these financial statements based on our audits.

          We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Securities owned at June 30, 2000, as shown in such portfolios, were confirmed to us by The Chase Manhattan Bank, the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trustee, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

          In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Municipal Investment Trust Fund, Multistate Series - 40 (Maryland, Michigan, New Jersey and Pennsylvania Trusts), Defined Asset Funds at June 30, 2000 and the results of their operations and changes in their net assets for the above-stated years in accordance with accounting principles generally accepted in the United States of America.


          DELOITTE & TOUCHE LLP

          New York, N.Y.
          September 20, 2000


                                     D - 1.

     MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 40 (MARYLAND TRUST),
     DEFINED ASSET FUNDS


     STATEMENT OF CONDITION
     As of June 30, 2000

     TRUST PROPERTY:
       Investment in marketable securities
          at value (cost $ 3,059,110)(Note 1) .........                                                 $ 2,995,180
       Securities called for redemption -
          at value(cost $ 5,011)(Note 1) ..............                                                       5,000
       Accrued interest................................                                                      61,558
       Cash - income ..................................                                                      11,812
       Cash - principal ...............................                                                       2,660
                                                                                                      -------------
         Total trust property .........................                                                   3,076,210


     LESS LIABILITIES:
       Income advance from Trustee.....................                                $    35,371
       Accrued Sponsors' fees .........................                                        773           36,144
                                                                                     -------------    -------------


     NET ASSETS, REPRESENTED BY:
       3,119 units of fractional undivided
          interest outstanding (Note 3) ...............                                  3,002,840

       Undistributed net investment income ............                                     37,226      $ 3,040,066
                                                                                     -------------    =============

     UNIT VALUE ($ 3,040,066 / 3,119 units)............                                                 $    974.69
                                                                                                      =============

                       See Notes to Financial Statements.


                                     D - 2.

     MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 40 (MARYLAND TRUST),
     DEFINED ASSET FUNDS


     STATEMENTS OF OPERATIONS

                                                                  Years Ended June 30,
                                                          2000            1999            1998
                                                          ----            ----            ----


     INVESTMENT INCOME:

       Interest income ........................    $   171,455      $   173,598       $   175,262
       Trustee's fees and expenses ............         (4,728)          (4,434)           (5,048)
       Sponsors' fees .........................         (1,552)          (1,223)           (1,200)
                                                   ----------------------------------------------
       Net investment income ..................        165,175          167,941           169,014
                                                   ----------------------------------------------


     REALIZED AND UNREALIZED GAIN (LOSS)
       ON INVESTMENTS:
       Realized gain (loss) on
         securities sold or redeemed ..........         (3,785)                               404
       Unrealized appreciation (depreciation)
         of investments .......................        (93,890)         (73,627)          146,856
                                                   ----------------------------------------------
       Net realized and unrealized
         gain (loss) on investments ...........        (97,675)         (73,627)          147,260
                                                   ----------------------------------------------


     NET INCREASE IN NET ASSETS
       RESULTING FROM OPERATIONS ..............    $    67,500      $    94,314       $   316,274
                                                   ==============================================

                       See Notes to Financial Statements.


                                     D - 3.

     MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 40 (MARYLAND TRUST),
     DEFINED ASSET FUNDS


     STATEMENTS OF CHANGES IN NET ASSETS

                                                                  Years Ended June 30,
                                                          2000            1999            1998
                                                          ----            ----            ----

     OPERATIONS:
       Net investment income ..................    $   165,175      $   167,941       $   169,014
       Realized gain (loss) on
         securities sold or redeemed ..........         (3,785)                               404
       Unrealized appreciation (depreciation)
         of investments .......................        (93,890)         (73,627)          146,856
                                                   ----------------------------------------------
       Net increase in net assets
         resulting from operations ............         67,500           94,314           316,274
                                                   ----------------------------------------------
     DISTRIBUTIONS TO HOLDERS (Note 2):
       Income  ................................       (165,148)        (168,003)         (169,004)
       Principal ..............................           (539)          (3,144)
                                                   ----------------------------------------------
       Total distributions ....................       (165,687)        (171,147)         (169,004)
                                                   ----------------------------------------------
     SHARE TRANSACTIONS:
       Redemption amounts - income ............         (1,097)                              (419)
       Redemption amounts - principal .........        (84,244)                           (37,539)
                                                   ----------------------------------------------
       Total share transactions ...............        (85,341)                           (37,958)
                                                   ----------------------------------------------

     NET INCREASE (DECREASE) IN NET ASSETS ....       (183,528)         (76,833)          109,312

     NET ASSETS AT BEGINNING OF YEAR ..........      3,223,594        3,300,427         3,191,115
                                                   ----------------------------------------------
     NET ASSETS AT END OF YEAR ................    $ 3,040,066      $ 3,223,594       $ 3,300,427
                                                   ==============================================
     PER UNIT:
       Income distributions during
         year .................................    $     52.12      $     52.37       $     52.23
                                                   ==============================================
       Principal distributions during
         year .................................    $      0.17      $      0.98
                                                   ====================================
       Net asset value at end of
         year .................................    $    974.69      $  1,004.86       $  1,028.81
                                                   ==============================================
     TRUST UNITS:
       Redeemed during year ...................             89                                 37
       Outstanding at end of year .............          3,119            3,208             3,208
                                                   ==============================================

                       See Notes to Financial Statements.


                                     D - 4.

     MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 40 (MARYLAND TRUST),
     DEFINED ASSET FUNDS


          NOTES TO FINANCIAL STATEMENTS

    1.    SIGNIFICANT ACCOUNTING POLICIES

          The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America.

          (A) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities.

          (B) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

          (C)      Interest income is recorded as earned.


    2.    DISTRIBUTIONS

          A distribution of net investment income is made to Holders each month. Receipts other than interest, after deductions for redemptions and applicable expenses, are also distributed periodically.


    3.   NET CAPITAL


          Cost of 3,119 units at Date of Deposit .....................                                  $ 3,217,320
          Less sales charge ..........................................                                      144,784
                                                                                                         -----------
          Net amount applicable to Holders ...........................                                    3,072,536
          Redemptions of units - net cost of 181 units redeemed
            less redemption amounts (principal).......................                                       10,828
          Realized (loss) on securities sold or redeemed ...............                                      (12,121)
          Principal distributions ....................................                                       (4,462)
          Net unrealized depreciation of investments..................                                      (63,941)
                                                                                                         -----------

          Net capital applicable to Holders ..........................                                  $ 3,002,840
                                                                                                         ===========

    4.    INCOME TAXES

          As of June 30, 2000, net unrealized depreciation of investments (including securities called for redemption), based on cost for Federal income tax purposes, aggregated $63,941, of which $67,426 related to depreciated securities and $3,485 related to appreciated securities. The cost of investment securities for Federal income tax purposes was $3,064,121 at June 30, 2000.


   5.    SECURITIES CALLED FOR REDEMPTION

          $5,000 face amount of Maryland Hlth. and Higher Educl. Fac. Auth., Jr. Lien Rfdg. Rev. Bonds (Francis Scott Key Med. Ctr. Issue), Ser. 1993 were redeemed on July 1, 2000. Such securities are valued at the amount of proceeds subsequently received.


                                     D - 5.

     MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 40 (MARYLAND TRUST),
     DEFINED ASSET FUNDS


     PORTFOLIO
     As of June 30, 2000

                                               Rating                                             Optional
     Portfolio No. and Title of                  of         Face                                 Redemption
            Securities                       Issues(1)      Amount    Coupon      Maturities(3) Provisions(3)    Cost      Value(2)
            ----------                       ---------  ----------- -----------   -----------   ------------  ----------  ---------

  1  Baltimore Cnty. Rev. Auth., MD, Rev.      A(m)     $   500,000    5.375  %     2018         07/01/03   $   488,240 $   476,985
     Rfdg. Bonds, Ser. 1993                                                                      @ 102.000

  2  Commonwealth of Puerto Rico, Pub. Imp.    A            295,000    5.250        2018         07/01/03       281,197     282,737
     Rfdg. Bonds, Ser. 1993                                                                      @ 101.500

  3  Indl. Dev. Auth. of Prince George's       AAA          450,000    5.250        2019         06/30/03       437,562     427,689
     Cnty., MD, Rfdg. Lease Rev. Bonds                                                           @ 102.000
     (Upper Marlboro Justice Ctr. Proj.),
     Ser. 1993 (MBIA Ins.) (5)

  4  Maryland Hlth. and Higher Educl. Fac.     Aa(m)        495,000    5.625        2025         07/01/03       496,054     465,637
     Auth., Jr. Lien Rfdg. Rev. Bonds                                                            @ 102.000
     (Francis Scott Key Med. Ctr. Issue),
     Ser. 1993

  5  Maryland Hlth. and Higher Educl. Fac.     AAA          445,000    5.500        2013         07/01/03       446,922     448,867
     Auth., Proj. and Rfdg. Rev. Bonds                                                           @ 102.000
     (Sinai Hosp. of Baltimore Issue), Ser.
     1993 (AMBAC Ins.) (5)

  6  Maryland Hlth. and Higher Educl. Fac.     AAA          460,000    5.625        2018         07/01/03       462,972     460,497
     Auth., Rev. Bonds (Montgomery Gen.                                                          @ 102.000
     Hosp. Issuance), Ser. 1993
     (Connie Lee Ins.) (5)

  7  Prince George's Cnty., MD, Solid Waste    A            460,000    5.250        2013         06/15/03       446,163     432,768
     Management Sys. Rev. Bonds, Ser. 1993                                                       @ 102.000

                                                          ---------                                           ---------   ---------
                                                        $ 3,105,000                                         $ 3,059,110 $ 2,995,180
                                                          =========                                           =========   =========

                     See Notes To Portfolios on page D - 23.


                                     D - 6.

     MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 40 (MICHIGAN TRUST),
     DEFINED ASSET FUNDS


     STATEMENT OF CONDITION
     As of June 30, 2000

     TRUST PROPERTY:
       Investment in marketable securities
          at value (cost $ 3,285,136)(Note 1) .........                                                 $ 3,206,827
       Accrued interest................................                                                      32,463
       Cash - income ..................................                                                       7,267
       Cash - principal ...............................                                                           3
                                                                                                      -------------
         Total trust property .........................                                                   3,246,560


     LESS LIABILITY:
       Accrued Sponsors' fees .........................                                                         820
                                                                                                      -------------


     NET ASSETS, REPRESENTED BY:
       3,352 units of fractional undivided
          interest outstanding (Note 3) ...............                                $ 3,206,830

       Undistributed net investment income ............                                     38,910      $ 3,245,740
                                                                                     -------------    =============

     UNIT VALUE ($ 3,245,740 / 3,352 units)............                                                 $    968.30
                                                                                                      =============

                       See Notes to Financial Statements.


                                     D - 7.

     MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 40 (MICHIGAN TRUST),
     DEFINED ASSET FUNDS


     STATEMENTS OF OPERATIONS

                                                                  Years Ended June 30,
                                                          2000            1999            1998
                                                          ----            ----            ----


     INVESTMENT INCOME:

       Interest income ........................    $   181,337      $   181,380       $   185,874
       Trustee's fees and expenses ............         (4,773)          (4,463)           (5,164)
       Sponsors' fees .........................         (1,634)          (1,284)           (1,268)
                                                   ----------------------------------------------
       Net investment income ..................        174,930          175,633           179,442
                                                   ----------------------------------------------


     REALIZED AND UNREALIZED GAIN (LOSS)
       ON INVESTMENTS:
       Realized gain on
         securities sold or redeemed ..........                             215               219
       Unrealized appreciation (depreciation)
         of investments .......................       (102,646)         (87,151)          180,097
                                                   ----------------------------------------------
       Net realized and unrealized
         gain (loss) on investments ...........       (102,646)         (86,936)          180,316
                                                   ----------------------------------------------


     NET INCREASE IN NET ASSETS
       RESULTING FROM OPERATIONS ..............    $    72,284      $    88,697       $   359,758
                                                   ==============================================

                       See Notes to Financial Statements.


                                     D - 8.

     MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 40 (MICHIGAN TRUST),
     DEFINED ASSET FUNDS


     STATEMENTS OF CHANGES IN NET ASSETS

                                                                  Years Ended June 30,
                                                          2000            1999            1998
                                                          ----            ----            ----

     OPERATIONS:
       Net investment income ..................    $   174,930      $   175,633       $   179,442
       Realized gain on
         securities sold or redeemed ..........                             215               219
       Unrealized appreciation (depreciation)
         of investments .......................       (102,646)         (87,151)          180,097
                                                   ----------------------------------------------
       Net increase in net assets
         resulting from operations ............         72,284           88,697           359,758
                                                   ----------------------------------------------
     DISTRIBUTIONS TO HOLDERS (Note 2):
       Income  ................................       (174,941)        (175,645)         (179,412)
       Principal ..............................                          (5,497)
                                                   ----------------------------------------------
       Total distributions ....................       (174,941)        (181,142)         (179,412)
                                                   ----------------------------------------------
     SHARE TRANSACTIONS:
       Redemption amounts - income ............                                              (949)
       Redemption amounts - principal .........                                           (80,020)
                                                   ----------------------------------------------
       Total share transactions ...............                                           (80,969)
                                                   ----------------------------------------------

     NET INCREASE (DECREASE) IN NET ASSETS ....       (102,657)         (92,445)           99,377

     NET ASSETS AT BEGINNING OF YEAR ..........      3,348,397        3,440,842         3,341,465
                                                   ----------------------------------------------
     NET ASSETS AT END OF YEAR ................    $ 3,245,740      $ 3,348,397       $ 3,440,842
                                                   ==============================================
     PER UNIT:
       Income distributions during
         year .................................    $     52.19      $     52.40       $     52.34
                                                   ==============================================
       Principal distributions during
         year .................................                     $      1.64
                                                                    ===================
       Net asset value at end of
         year .................................    $    968.30      $    998.93       $  1,026.50
                                                   ==============================================
     TRUST UNITS:
       Redeemed during year ...................                                                79
       Outstanding at end of year .............          3,352            3,352             3,352
                                                   ==============================================

                       See Notes to Financial Statements.


                                     D - 9.

     MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 40 (MICHIGAN TRUST),
     DEFINED ASSET FUNDS


          NOTES TO FINANCIAL STATEMENTS

    1.    SIGNIFICANT ACCOUNTING POLICIES

          The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America.

          (A) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities.

          (B) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

          (C)      Interest income is recorded as earned.


    2.    DISTRIBUTIONS

          A distribution of net investment income is made to Holders each month. Receipts other than interest, after deductions for redemptions and applicable expenses, are also distributed periodically.


    3.   NET CAPITAL


          Cost of 3,352 units at Date of Deposit .....................                                  $ 3,450,759
          Less sales charge ..........................................                                      155,298
                                                                                                         -----------
          Net amount applicable to Holders ...........................                                    3,295,461
          Redemptions of units - net cost of 148 units redeemed
            less redemption amounts (principal).......................                                        1,285
          Realized loss on securities sold or redeemed ...............                                       (4,223)
          Principal distributions ....................................                                       (7,384)
          Unrealized depreciation of investments......................                                      (78,309)
                                                                                                         -----------

          Net capital applicable to Holders ..........................                                  $ 3,206,830
                                                                                                         ===========

    4.    INCOME TAXES

          As of June 30, 2000, unrealized depreciation of investments, based on cost for Federal income tax purposes, aggregated $78,309, all of which related to depreciated securities. The cost of investment securities for Federal income tax purposes was $3,285,136 at June 30, 2000.


                                     D - 10.

     MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 40 (MICHIGAN TRUST) (INSURED),
     DEFINED ASSET FUNDS


     PORTFOLIO
     As of June 30, 2000

                                             Rating of                                            Optional
     Portfolio No. and Title of               Issues        Face                                 Redemption
            Securities                       (1)  (4)       Amount    Coupon      Maturities(3) Provisions(3)    Cost      Value(2)
            ----------                       ---------  ----------- -----------   -----------   ------------  ----------  ---------

  1  Brighton Area Schools, MI, Cnty of        AAA      $   500,000    5.250  %     2020         05/01/03   $   472,550 $   470,040
     Livingston Rfdg. Bonds, Ser. 1993 I                                                         @ 101.500
     (FSA Ins.)

  2  Gaylord Comm. Schools, MI, Counties of    AAA          430,000    5.625        2021         05/01/03       434,580     420,931
     Otsego, Antrim and Crawford Rfdg.                                                           @ 102.000
     Bonds,  Ser. 1993 (MBIA Ins.)

  3  Howell Pub. Schs., MI, Cnty. of           AAA          500,000    5.375        2020         05/01/03       491,245     477,370
     Livingston Rfdg. Bonds, Ser. 1993                                                           @ 102.000
     (AMBAC Ins.)

  4  Inkster Pub. Schs., MI, Cnty. of          AAA          455,000    5.500        2019         05/01/03       455,000     444,021
     Wayne Rfdg. Bonds, Ser. 1993                                                                @ 102.000
     (AMBAC Ins.)

  5  Michigan State Hosp. Fin. Auth., Hosp.    AAA          460,000    5.625        2018         11/01/03       460,966     449,425
     Rev. Rfdg. Bonds (Oakwood Hosp.                                                             @ 102.000
     Obligated Group), Ser. 1993 A
     (Financial Guaranty Ins.)

  6  Michigan State Hsg. Dev. Auth., Ltd.      AAA          500,000    5.375        2018         04/01/03       488,260     475,000
     Oblig. Rev. Rfdg. Bonds (Mercy                                                              @ 102.000
     Bellbrook Proj.), Ser. 1993
     (MBIA Ins.)

  7  Tri-County Area Schs., MI, Counties of    AAA          500,000    5.250        2020         05/01/03       482,535     470,040
     Montcalm, Kent and Newaygo  Rfdg.                                                           @ 102.000
     Bonds, Ser. 1993
     (Financial Guaranty Ins.)

                                                          ---------                                           ---------   ---------
                                                        $ 3,345,000                                         $ 3,285,136 $ 3,206,827
                                                          =========                                           =========   =========

                     See Notes To Portfolios on page D - 23.


                                     D - 11.

     MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 40 (NEW JERSEY TRUST),
     DEFINED ASSET FUNDS


     STATEMENT OF CONDITION
     As of June 30, 2000

     TRUST PROPERTY:
       Investment in marketable securities
          at value (cost $ 4,469,074)(Note 1) .........                                                 $ 4,394,522
       Accrued interest................................                                                      44,445
       Cash - income ..................................                                                      10,487
       Cash - principal ...............................                                                       7,495
                                                                                                      -------------
         Total trust property .........................                                                   4,456,949


     LESS LIABILITY:
       Accrued Sponsors' fees .........................                                                       1,139
                                                                                                      -------------


     NET ASSETS, REPRESENTED BY:
       4,503 units of fractional undivided
          interest outstanding (Note 3) ...............                                $ 4,402,017

       Undistributed net investment income ............                                     53,793      $ 4,455,810
                                                                                     -------------    =============

     UNIT VALUE ($ 4,455,810 / 4,503 units)............                                                 $    989.52
                                                                                                      =============

                       See Notes to Financial Statements.


                                     D - 12.

     MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 40 (NEW JERSEY TRUST),
     DEFINED ASSET FUNDS


     STATEMENTS OF OPERATIONS

                                                                  Years Ended June 30,
                                                          2000            1999            1998
                                                          ----            ----            ----


     INVESTMENT INCOME:

       Interest income ........................    $   255,663      $   289,617       $   303,395
       Trustee's fees and expenses ............         (6,016)          (6,144)           (6,971)
       Sponsors' fees .........................         (2,391)          (2,075)           (2,099)
                                                   ----------------------------------------------
       Net investment income ..................        247,256          281,398           294,325
                                                   ----------------------------------------------


     REALIZED AND UNREALIZED GAIN (LOSS)
       ON INVESTMENTS:
       Realized gain on
         securities sold or redeemed ..........         15,747            8,485             2,251
       Unrealized appreciation (depreciation)
         of investments .......................       (157,629)         (49,702)          221,947
                                                   ----------------------------------------------
       Net realized and unrealized
         gain (loss) on investments ...........       (141,882)         (41,217)          224,198
                                                   ----------------------------------------------



     NET INCREASE IN NET ASSETS
       RESULTING FROM OPERATIONS ..............    $   105,374      $   240,181       $   518,523
                                                   ==============================================

                       See Notes to Financial Statements.


                                     D - 13.

     MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 40 (NEW JERSEY TRUST),
     DEFINED ASSET FUNDS


     STATEMENTS OF CHANGES IN NET ASSETS

                                                                  Years Ended June 30,
                                                          2000            1999            1998
                                                          ----            ----            ----

     OPERATIONS:
       Net investment income ..................    $   247,256      $   281,398       $   294,325
       Realized gain on
         securities sold or redeemed ..........         15,747            8,485             2,251
       Unrealized appreciation (depreciation)
         of investments .......................       (157,629)         (49,702)          221,947
                                                   ----------------------------------------------
       Net increase in net assets
         resulting from operations ............        105,374          240,181           518,523
                                                   ----------------------------------------------
     DISTRIBUTIONS TO HOLDERS (Note 2):
       Income  ................................       (247,604)        (281,666)         (294,608)
       Principal ..............................        (22,624)          (9,799)           (8,010)
                                                   ----------------------------------------------
       Total distributions ....................       (270,228)        (291,465)         (302,618)
                                                   ----------------------------------------------
     SHARE TRANSACTIONS:
       Redemption amounts - income ............         (7,468)          (3,665)           (2,722)
       Redemption amounts - principal .........       (647,659)        (334,800)         (256,573)
                                                   ----------------------------------------------
       Total share transactions ...............       (655,127)        (338,465)         (259,295)
                                                   ----------------------------------------------

     NET DECREASE IN NET ASSETS ...............       (819,981)        (389,749)          (43,390)

     NET ASSETS AT BEGINNING OF YEAR ..........      5,275,791        5,665,540         5,708,930
                                                   ----------------------------------------------
     NET ASSETS AT END OF YEAR ................    $ 4,455,810      $ 5,275,791       $ 5,665,540
                                                   ==============================================
     PER UNIT:
       Income distributions during
         year .................................    $     52.15      $     52.51       $     52.58
                                                   ==============================================
       Principal distributions during
         year .................................    $      4.76      $      1.82       $      1.42
                                                   ==============================================
       Net asset value at end of
         year .................................    $    989.52      $  1,022.64       $  1,033.29
                                                   ==============================================
     TRUST UNITS:
       Redeemed during year ...................            656              324               251
       Outstanding at end of year .............          4,503            5,159             5,483
                                                   ==============================================

                       See Notes to Financial Statements.


                                     D - 14.

     MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 40 (NEW JERSEY TRUST),
     DEFINED ASSET FUNDS


          NOTES TO FINANCIAL STATEMENTS

    1.    SIGNIFICANT ACCOUNTING POLICIES

          The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America.

          (A) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities.

          (B) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

          (C)      Interest income is recorded as earned.


    2.    DISTRIBUTIONS

          A distribution of net investment income is made to Holders each month. Receipts other than interest, after deductions for redemptions and applicable expenses, are also distributed periodically.


    3.   NET CAPITAL


          Cost of 4,503 units at Date of Deposit .....................                                  $ 4,723,530
          Less sales charge ..........................................                                      212,541
                                                                                                         -----------
          Net amount applicable to Holders ...........................                                    4,510,989
          Redemptions of units - net cost of 1,497 units redeemed
            less redemption amounts (principal).......................                                          942
          Realized gain on securities sold or redeemed ...............                                       17,683
          Principal distributions ....................................                                      (53,045)
          Net unrealized depreciation of investments..................                                      (74,552)
                                                                                                         -----------

          Net capital applicable to Holders ..........................                                  $ 4,402,017
                                                                                                         ===========

    4.    INCOME TAXES

          As of June 30, 2000, net unrealized depreciation of investments, based on cost for Federal income tax purposes, aggregated $74,552, of which $94,011 related to depreciated securities and $19,459 related to appreciated securities. The cost of investment securities for Federal income tax purposes was $4,469,074 at June 30, 2000.


                                     D - 15.

     MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 40 (NEW JERSEY TRUST) (INSURED),
     DEFINED ASSET FUNDS


     PORTFOLIO
     As of June 30, 2000

                                             Rating of                                            Optional
     Portfolio No. and Title of               Issues        Face                                 Redemption
            Securities                       (1)  (4)       Amount    Coupon      Maturities(3) Provisions(3)    Cost      Value(2)
            ----------                       ---------  ----------- -----------   -----------   ------------  ----------  ---------

  1  Camden Cnty., NJ, Imp. Auth.,             AAA      $   750,000    5.250  %     2018         12/01/03   $   729,375 $   713,423
     Guaranteed Rev. Bonds, Ser. 1993 B                                                          @ 102.000
     (Camden Cnty. Hlth. Services Center
     Proj.) (AMBAC Ins.)

  2  City of Perth Amboy, Middlessex Cnty.,    AAA           60,000    5.350        2018 (6)     06/01/03        60,000      62,074
     NJ, Swr. Util. Bonds of 1993 (FSA Ins.)                                                     @ 102.000

                                               AAA          245,000    5.300        2012         09/01/03       241,519     245,904
                                                                                                 @ 102.000

                                               AAA           95,000    5.300        2018 (6)     06/01/03        94,345      98,162
                                                                                                 @ 102.000

  3  New Jersey Econ. Dev. Auth., Wtr. Fac.    AAA          900,000    5.350        2023         06/01/03       897,750     857,718
     Rev. Rfdg. Bonds, Ser. 1993-A (New                                                          @ 102.000
     Jersey-American Wtr. Co., Inc. Proj.)
     (Financial Guaranty Ins.)

  4  The Board of Educ. of the Township of     AAA          455,000    6.100        2013         04/01/03       486,340     468,441
     Lumberton, Burlington Cnty., NJ, Rfdg.                                                      @ 101.000
     Certificates of Participation (MBIA
     Ins.)

  5  The Mercer Cnty., NJ, Imp. Auth. Rev.     AAA          610,000    5.300        2015         12/15/03       598,209     601,009
     Bonds (Regional Sludge Proj., Rfdg.                                                         @ 102.000
     Ser. 1993) (Financial Guaranty Ins.)

  6  The Pollution Control Fin. Auth. of       AAA          705,000    5.700        2028         05/01/03       723,210     703,082
     Salem Cnty., NJ, Pollution Control Rev.                                                     @ 102.000
     Rfdg. Bonds (Public Service Elec. and
     Gas Co. Proj.), Series 1993 A
     (MBIA Ins.)

  7  The Readington-Lebanon Sewerage Auth.,    AAA          650,000    5.250        2013         01/01/03       638,326     644,709
     Hunterdon Cnty., NJ, Wastewater Rev.                                                        @ 101.500
     Bonds, Ser. 1993 (MBIA Ins.)

                                                          ---------                                           ---------   ---------
                                                        $ 4,470,000                                         $ 4,469,074 $ 4,394,522
                                                          =========                                           =========   =========

                     See Notes To Portfolios on page D - 23.


                                     D - 16.

     MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 40 (PENNSYLVANIA TRUST),
     DEFINED ASSET FUNDS


     STATEMENT OF CONDITION
     As of June 30, 2000

     TRUST PROPERTY:
       Investment in marketable securities
          at value (cost $ 3,879,299)(Note 1) .........                                                 $ 3,791,788
       Accrued interest................................                                                      55,996
       Cash - principal ...............................                                                       6,563
                                                                                                      -------------
         Total trust property .........................                                                   3,854,347


     LESS LIABILITIES:
       Income advance from Trustee.....................                                $     7,364
       Accrued Sponsors' fees .........................                                        994            8,358
                                                                                     -------------    -------------


     NET ASSETS, REPRESENTED BY:
       3,931 units of fractional undivided
          interest outstanding (Note 3) ...............                                  3,798,351

       Undistributed net investment income ............                                     47,638      $ 3,845,989
                                                                                     -------------    =============

     UNIT VALUE ($ 3,845,989 / 3,931 units)............                                                 $    978.37
                                                                                                      =============

                       See Notes to Financial Statements.


                                     D - 17.

     MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 40 (PENNSYLVANIA TRUST),
     DEFINED ASSET FUNDS


     STATEMENTS OF OPERATIONS

                                                                  Years Ended June 30,
                                                          2000            1999            1998
                                                          ----            ----            ----


     INVESTMENT INCOME:

       Interest income ........................    $   224,603      $   248,519       $   269,524
       Trustee's fees and expenses ............         (5,434)          (5,471)           (6,372)
       Sponsors' fees .........................         (2,044)          (1,758)           (1,827)
                                                   ----------------------------------------------
       Net investment income ..................        217,125          241,290           261,325
                                                   ----------------------------------------------


     REALIZED AND UNREALIZED GAIN (LOSS)
       ON INVESTMENTS:
       Realized gain (loss) on
         securities sold or redeemed ..........         (5,267)          14,745             1,182
       Unrealized appreciation (depreciation)
         of investments .......................       (109,047)        (101,462)          195,500
                                                   ----------------------------------------------
       Net realized and unrealized
         gain (loss) on investments ...........       (114,314)         (86,717)          196,682
                                                   ----------------------------------------------



     NET INCREASE IN NET ASSETS
       RESULTING FROM OPERATIONS ..............    $   102,811      $   154,573       $   458,007
                                                   ==============================================

                       See Notes To Financial Statements.


                                     D - 18.

     MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 40 (PENNSYLVANIA TRUST),
     DEFINED ASSET FUNDS


     STATEMENTS OF CHANGES IN NET ASSETS

                                                                  Years Ended June 30,
                                                          2000            1999            1998
                                                          ----            ----            ----

     OPERATIONS:
       Net investment income ..................    $   217,125      $   241,290       $   261,325
       Realized gain (loss) on
         securities sold or redeemed ..........         (5,267)          14,745             1,182
       Unrealized appreciation (depreciation)
         of investments .......................       (109,047)        (101,462)          195,500
                                                   ----------------------------------------------
       Net increase in net assets
         resulting from operations ............        102,811          154,573           458,007
                                                   ----------------------------------------------
     DISTRIBUTIONS TO HOLDERS (Note 2):
       Income  ................................       (217,461)        (242,065)         (261,340)
       Principal ..............................        (12,648)          (9,998)           (2,758)
                                                   ----------------------------------------------
       Total distributions ....................       (230,109)        (252,063)         (264,098)
                                                   ----------------------------------------------
     SHARE TRANSACTIONS:
       Redemption amounts - income ............         (3,425)          (4,847)           (3,745)
       Redemption amounts - principal .........       (290,682)        (468,376)         (310,332)
                                                   ----------------------------------------------
       Total share transactions ...............       (294,107)        (473,223)         (314,077)
                                                   ----------------------------------------------

     NET DECREASE IN NET ASSETS ...............       (421,405)        (570,713)         (120,168)

     NET ASSETS AT BEGINNING OF YEAR ..........      4,267,394        4,838,107         4,958,275
                                                   ----------------------------------------------
     NET ASSETS AT END OF YEAR ................    $ 3,845,989      $ 4,267,394       $ 4,838,107
                                                   ==============================================
     PER UNIT:
       Income distributions during
         year .................................    $     53.13      $     53.52       $     53.65
                                                   ==============================================
       Principal distributions during
         year .................................    $      3.07      $      2.13       $      0.56
                                                   ==============================================
       Net asset value at end of
         year .................................    $    978.37      $  1,006.70       $  1,030.70
                                                   ==============================================
     TRUST UNITS:
       Redeemed during year ...................            308              455               306
       Outstanding at end of year .............          3,931            4,239             4,694
                                                   ==============================================

                       See Notes to Financial Statements.


                                     D - 19.

     MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 40 (PENNSYLVANIA TRUST),
     DEFINED ASSET FUNDS


          NOTES TO FINANCIAL STATEMENTS

    1.    SIGNIFICANT ACCOUNTING POLICIES

          The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America.

          (A) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities.

          (B) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

          (C)      Interest income is recorded as earned.


    2.    DISTRIBUTIONS

          A distribution of net investment income is made to Holders each month. Receipts other than interest, after deductions for redemptions and applicable expenses, are also distributed periodically.


    3.   NET CAPITAL


          Cost of 3,931 units at Date of Deposit .....................                                  $ 4,091,507
          Less sales charge ..........................................                                      184,096
                                                                                                         -----------
          Net amount applicable to Holders ...........................                                    3,907,411
          Redemptions of units - net cost of 1,069 units redeemed
            less redemption amounts (principal).......................                                       (6,805)
          Realized gain on securities sold or redeemed ...............                                       10,660
          Principal distributions ....................................                                      (25,404)
          Unrealized depreciation of investments......................                                      (87,511)
                                                                                                         -----------

          Net capital applicable to Holders ..........................                                  $ 3,798,351
                                                                                                         ===========

    4.    INCOME TAXES

          As of June 30, 2000, unrealized depreciation of investments, based on cost for Federal income tax purposes, aggregated $87,511, all of which related to depreciated securities. The cost of investment securities for Federal income tax purposes was $3,879,299 at June 30, 2000.


                                     D - 20.

     MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 40 (PENNSYLVANIA TRUST) (INSURED),
     DEFINED ASSET FUNDS


     PORTFOLIO
     As of June 30, 2000

                                             Rating of                                            Optional
     Portfolio No. and Title of               Issues        Face                                 Redemption
            Securities                       (1)  (4)       Amount    Coupon      Maturities(3) Provisions(3)    Cost      Value(2)
            ----------                       ---------  ----------- -----------   -----------   ------------  ----------  ---------

  1  Allegheny Cnty., PA Hosp. Dev. Auth.,     AAA      $    65,000    6.000  %     2012(6)      11/01/02   $    67,096 $    66,888
     Hlth. Ctr. Rev. Bonds Ser. 1992 A                                                           @ 100.000
     (Presbyterian Univ. Hlth. Sys., Inc.
     Proj.)  (MBIA Ins.)

  2  Allegheny Cnty., PA, Hosp. Dev. Auth.,    AAA          500,000    5.625        2023         10/01/03       493,160     480,230
     Hosp. Rev. Bonds, Ser. 1993 (Magee-                                                         @ 102.000
     Womens Hosp.) (Financial Guaranty Ins.)


  3  Commonwealth of Pennsylvania, Certs.      AAA          650,000    5.000        2015         07/01/03       609,375     605,768
     of Participation, Ser. 1993 A                                                               @ 102.000
     (AMBAC Ins.)

  4  Dauphin Cnty. Gen. Auth., PA, Hosp.       AAA          435,000    5.500        2023         07/01/03       431,198     411,158
     Rev. Bonds, HAPSCO Group, Inc. Tax-                                                         @ 102.000
     Exempt Loan Proj. (The Western PA
     Hosp. Proj.), Ser. 1993 A (MBIA Ins.)

  5  Pennsylvania Tpke. Comm., PA,  Tpke.      AAA          750,000    5.500        2019         12/01/01       750,000     729,053
     Rev. Bonds, Ser. 1991 N                                                                     @ 100.000
     (Financial Guaranty Ins.)

  6  Pennyslvania Higher Educl. Fac. Auth.,    AAA          695,000    5.750        2031         04/01/01       703,555     683,018
     Temple Univ. Rev. Bonds, First Ser.                                                         @ 100.000
     of 1991 (MBIA Ins.)

  7  The Philadelphia Mun. Auth., PA, Lease    AAA          750,000    5.625        2018         11/15/03       754,915     746,123
     Rev. Rfdg. Bonds, 1993  Ser. A                                                              @ 102.000
     (Financial Guaranty Ins.)



                                     D - 21.

     MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 40 (PENNSYLVANIA TRUST) (INSURED),
     DEFINED ASSET FUNDS


     PORTFOLIO
     As of June 30, 2000

                                           Rating of                                            Optional
     Portfolio No. and Title of              Issues       Face                                 Redemption
            Securities                      (1)  (4)      Amount    Coupon      Maturities(3) Provisions(3)    Cost      Value(2)
            ----------                     ---------  ----------- -----------   -----------   ------------  ----------  ---------

  8  The Sch. Dist. of Pittsburgh, PA,         AAA      $    70,000    5.500  %     2016         09/01/2001 $    70,000 $    69,550
     G.O. Rfdg. Bonds, 1993 Ser. D                                                               @ 101.000
     (Financial Guaranty Ins.)

                                                          ---------                                           ---------   ---------
                                                        $ 3,915,000                                         $ 3,879,299 $ 3,791,788
                                                          =========                                           =========   =========

                     See Notes To Portfolios on page D - 23.


                                     D - 22.

     MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 40 (MARYLAND, MICHIGAN, NEW JERSEY,
     AND PENNSYLVANIA TRUSTS),
     DEFINED ASSET FUNDS


     NOTES TO PORTFOLIOS
     As of June 30, 2000

    (1) The ratings of the bonds are by Standard & Poor's Ratings Group, or by Moody's Investors Service, Inc. if followed by "(m)", or by Fitch Investors Service, Inc. if followed by "(f)"; "NR" indicates that this bond is not currently rated by any of the above-mentioned rating services. These ratings have been furnished by the Evaluator but not confirmed with the rating agencies.

    (2)   See Notes to Financial Statements.

    (3) Optional redemption provisions, which may be exercised in whole or in part, are initially at prices of par plus a premium, then subsequently at prices declining to par. Certain securities may provide for redemption at par prior or in addition to any optional or mandatory redemption dates or maturity, for example, through the operation of a maintenance and replacement fund, if proceeds are not able to be used as contemplated, the project is condemned or sold or the project is destroyed and insurance proceeds are used to redeem the securities. Many of the securities are also subject to mandatory sinking fund redemption commencing on dates which may be prior to the date on which securities may be optionally redeemed. Sinking fund redemptions are at par and redeem only part of the issue. Some of the securities have mandatory sinking funds which contain optional provisions permitting the issuer to increase the principal amount of securities called on a mandatory redemption date. The sinking fund redemptions with optional provisions may, and optional refunding redemptions generally will, occur at times when the redeemed securities have an offering side evaluation which represents a premium over par. To the extent that the securities were acquired at a price higher than the redemption price, this will represent a loss of capital when compared with the Public Offering Price of the Units when acquired. Distributions will generally be reduced by the amount of the income which would otherwise have been paid with respect to redeemed securities and there will be distributed to Holders any principal amount and premium received on such redemption after satisfying any redemption requests for Units received by the Fund. The estimated current return may be affected by redemptions.

    (4) Insured by AAA-rated companies that guarantee timely payments of principal and interest on the bonds (but not Fund units or the market value of the bonds before they mature).

    (5)   Insured by the indicated municipal bond insurance company.

    (6) Bonds with an aggregate face amount of $155,000 of the New Jersey Trust and $65,000 of the Pennsylvania Trust have been pre-refunded and are expected to be called for redemption on the optional redemption provision dates shown.


                                     D - 23.

              Defined
            Asset Funds-Registered Trademark-

HAVE QUESTIONS ?                         MUNICIPAL INVESTMENT TRUST FUND
Request the most                         MULTISTATE SERIES--40
recent free Information                  (A Unit Investment Trust)
Supplement that gives more               ---------------------------------------
details about the Fund,                  This Prospectus does not contain
by calling:                              complete information about the
The Chase Manhattan Bank                 investment company filed with the
1-800-323-1508                           Securities and Exchange Commission in
                                         Washington, D.C. under the:
                                         - Securities Act of 1933 (file no.
                                         33-49685) and
                                         - Investment Company Act of 1940 (file
                                         no. 811-1777).
                                         TO OBTAIN COPIES AT PRESCRIBED RATES--
                                         WRITE: Public Reference Section of the
                                         Commission
                                         450 Fifth Street, N.W., Washington,
                                         D.C. 20549-6009
                                         CALL: 1-800-SEC-0330.
                                         VISIT: http://www.sec.gov.
                                         ---------------------------------------
                                         No person is authorized to give any
                                         information or representations about
                                         this Fund not contained in this
                                         Prospectus or the Information
                                         Supplement, and you should not rely on
                                         any other information.
                                         ---------------------------------------
                                         When units of this Fund are no longer
                                         available, this Prospectus may be used
                                         as a preliminary prospectus for a
                                         future series, but some of the
                                         information in this Prospectus will be
                                         changed for that series.
                                         UNITS OF ANY FUTURE SERIES MAY NOT BE
                                         SOLD NOR MAY OFFERS TO BUY BE ACCEPTED
                                         UNTIL THAT SERIES HAS BECOME EFFECTIVE
                                         WITH THE SECURITIES AND EXCHANGE
                                         COMMISSION. NO UNITS CAN BE SOLD IN ANY
                                         STATE WHERE A SALE WOULD BE ILLEGAL.
                                                                    14533--10/00

                        MUNICIPAL INVESTMENT TRUST FUND
                               MULTISTATE SERIES
                              DEFINED ASSET FUNDS
                       CONTENTS OF REGISTRATION STATEMENT

    This Post-Effective Amendment to the Registration Statement on Form S-6 comprises the following papers and documents:

    The facing sheet of Form S-6.

    The cross-reference sheet (incorporated by reference to the Cross-Reference Sheet to the Registration Statement of Defined Asset Funds Municipal Insured Series, 1933 Act File No. 33-54565).

    The Prospectus.

    The Signatures.

The following exhibits:

    1.1.1 -- Form of Standard Terms and Conditions of Trust Effective as of October 21, 1993 (incorporated by reference to Exhibit 1.1.1 to the Registration Statement of Municipal Investment Trust Fund, Multistate Series--48, 1933 Act File No. 33-50247).

    1.11.1-- Merrill Lynch Code of Ethics (incorporated by reference to Exhibit
            1.11.1 to the Post Effective Amendment No. 8 to the Registration Statement of Municipal Investment Trust Fund, Insured Series 186, 1933 Act File No. 33-49159).

    1.11.2-- Municipal Investment Trust Fund Code of Ethics (incorporated by reference to Exhibit 1.11.2 to the Post Effective Amendment No. 8 to the Registration Statement of Municipal Investment Trust Fund, Insured Series 186, 1933 Act File No. 33-49159).

    4.1  --Consent of the Evaluator.

    5.1  --Consent of independent accountants.

    9.1 -- Information Supplement (incorporated by reference to Post-Effective Amendment No. 1 to Exhibit 9.1 to the Registration Statement of Municipal Investment Trust Fund, Multistate Series--409, 1933 Act File No. 333-81777).

                        MUNICIPAL INVESTMENT TRUST FUND
                             MULTISTATE SERIES--40
                              DEFINED ASSET FUNDS

                                   SIGNATURES

    PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933, THE REGISTRANT, MUNICIPAL INVESTMENT TRUST FUND, MULTISTATE SERIES--40, DEFINED ASSET FUNDS, CERTIFIES THAT IT MEETS ALL OF THE REQUIREMENTS FOR EFFECTIVENESS OF THIS REGISTRATION STATEMENT PURSUANT TO RULE 485(B) UNDER THE SECURITIES ACT OF 1933 AND HAS DULY CAUSED THIS REGISTRATION STATEMENT OR AMENDMENT TO THE REGISTRATION STATEMENT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED THEREUNTO DULY AUTHORIZED IN THE CITY OF NEW YORK AND STATE OF NEW YORK ON THE 11TH DAY OF OCTOBER, 2000.

             SIGNATURES APPEAR ON PAGES R-3, R-4, R-5, R-6 AND R-7.

    A majority of the members of the Board of Directors of Merrill Lynch, Pierce, Fenner & Smith Incorporated has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

    A majority of the members of the Board of Directors of Salomon Smith Barney Inc. has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

    A majority of the members of the Board of Directors of Prudential Securities Incorporated has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

    A majority of the members of the Executive Committee of the Board of Directors of PaineWebber Incorporated has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

    A majority of the members of the Board of Directors of Dean Witter Reynolds Inc. has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

               MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED
                                   DEPOSITOR

By the following persons, who constitute  Powers of Attorney have been filed
  a majority of                             under
  the Board of Directors of Merrill         Form SE and the following 1933 Act
  Lynch, Pierce,                            File
  Fenner & Smith Incorporated:              Number: 333-70593

     GEORGE A. SCHIEREN
     JOHN L. STEFFENS

     By JAY M. FIFE
       (As authorized signatory for Merrill Lynch, Pierce,
       Fenner & Smith Incorporated and
       Attorney-in-fact for the persons listed above)

                           SALOMON SMITH BARNEY INC.
                                   DEPOSITOR

By the following persons, who constitute a majority of        Powers of Attorney
  the Board of Directors of Salomon Smith Barney Inc.:          have been filed
                                                                under the 1933 Act
                                                                File Numbers:
                                                                333-63417 and
                                                                333-63033

     MICHAEL A. CARPENTER
     DERYCK C. MAUGHAN

     By GINA LEMON
       (As authorized signatory for
       Salomon Smith Barney Inc. and
       Attorney-in-fact for the persons listed above)

                       PRUDENTIAL SECURITIES INCORPORATED
                                   DEPOSITOR

By the following persons, who constitute a majority of                  Powers of Attorney
  the Board of Directors of Prudential Securities                         have been filed
  Incorporated:                                                           under Form SE and
                                                                          the following 1933
                                                                          Act File Numbers:
                                                                          33-41631 and
                                                                          333-15919

     ROBERT C. GOLDEN
     ALAN D. HOGAN
     A. LAURENCE NORTON, JR.
     LELAND B. PATON
     VINCENT T. PICA II
     MARTIN PFINSGRAFF
     HARDWICK SIMMONS
     LEE B. SPENCER, JR.
     BRIAN M. STORMS

     By RICHARD R. HOFFMANN
       (As authorized signatory for Prudential Securities
       Incorporated and Attorney-in-fact for the persons listed above)

                            PAINEWEBBER INCORPORATED
                                   DEPOSITOR

By the following persons, who constitute  Powers of Attorney have been filed
  the Board of Directors of PaineWebber     under
  Incorporated:                             the following 1933 Act File
                                            Number: 33-55073

     MARGO N. ALEXANDER
     TERRY L. ATKINSON
     BRIAN M. BAREFOOT
     STEVEN P. BAUM
     MICHAEL CULP
     REGINA A. DOLAN
     JOSEPH J. GRANO, JR.
     EDWARD M. KERSCHNER
     JAMES P. MacGILVRAY
     DONALD B. MARRON
     ROBERT H. SILVER
     MARK B. SUTTON

     By ROBERT E. HOLLEY
       (As authorized signatory for
       PaineWebber Incorporated
       and Attorney-in-fact for the persons listed above)

                           DEAN WITTER REYNOLDS INC.
                                   DEPOSITOR

By the following persons, who constitute  Powers of Attorney have been filed
  a majority of                             under Form SE and the following 1933
  the Board of Directors of Dean Witter     Act File Numbers: 33-17085,
  Reynolds Inc.:                            333-13039, 333-47553, 333-89009 and
                                            333-39302.

     BRUCE F. ALONSO
     RICHARD M. DeMARTINI
     RAYMOND J. DROP
     JAMES F. HIGGINS
     DONALD G. KEMPF, JR.
     JOHN J. MACK
     MITCHELL M. MERIN
     STEPHEN R. MILLER
     PHILIP J. PURCELL
     JOHN H. SCHAEFER
     THOMAS C. SCHNEIDER
     ALAN A. SCHRODER
     ROBERT G. SCOTT

     By MICHAEL D. BROWNE
       (As authorized signatory for
       Dean Witter Reynolds Inc.
       and Attorney-in-fact for the persons listed above)